Registration No. 2-46891
                                                       File No. 811-2346

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          / X /

         PRE-EFFECTIVE AMENDMENT NO. __                         /   /


         POST-EFFECTIVE AMENDMENT NO. 39                        / X /


                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940                                             / X /


      Amendment No. 32                                         / X /



                       DAILY CASH ACCUMULATION FUND, INC.
      -------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)


                              6803 South Tucson Way
                            Englewood, Colorado 80112
      -------------------------------------------------------------------
                    (Address of Principal Executive Offices)


                                  303-671-3200
      -------------------------------------------------------------------
                         (Registrant's Telephone Number)

                             ANDREW J. DONOHUE, ESQ.
                             OppenheimerFunds, Inc.
              Two World Trade Center, New York, New York 10048-0203
      -------------------------------------------------------------------
                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective (check appropriate box):

     /   /  Immediately upon filing pursuant to paragraph (b)


     / X /  On April 25, 1997 pursuant to paragraph (b)

     /   /  60 days after filing, pursuant to paragraph (a)

     /   /  On _______________ pursuant to paragraph (a)(1)

     /   /  75 days after filing, pursuant to paragraph (a)(2)

     /   /  On ___________ pursuant to paragraph (a)(2) of Rule 485

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The  Registrant  has  registered  an  indefinite  number  of  shares  under  the
Securities Act of 1933 pursuant to Rule 24f-2 promulgated under the Investment Company Act of 1940. A Rule 24f-2 Notice for the Registrant's fiscal year ended December 31, 1996 was filed on February 27, 1997.

                                                     FORM N-1A
                                        DAILY CASH ACCUMULATION FUND, INC.

                                               Cross Reference Sheet
Part A of
Form N-1A
Item No.
Prospectus                Heading
----------                -------------------

  1                       Cover Page
  2                       Expenses
  3                       Financial Highlights; Performance of the Fund
  4                       Cover Page;Investment Objective and  Policies;
                          Investment Restrictions
  5                       How the Fund is Managed; Expenses; Inside Back
                          Cover
  6                       Dividends, Distributions and Taxes; How the
                          Fund is Managed
  7                       How to Buy Shares; Exchanges of Shares;
                          Retirement Plans; How to Sell Shares
  8                       How to Sell Shares
  9                       *


Part B of
Form N-1A
Item No.                  Heading in Statement of Additional Information
----------                ----------------------------------------------

  10                      Cover Page
  11                      Cover Page
  12                      *
  13                      Investment Objective and Policies; Other
                          Investment Restrictions; Appendix A -
                          Description of Securities Ratings
  14                      Directors and Officers of the Fund; The Manager
                          and Its Affiliates
  15                      Investment Objective and Policies; Directors
                          and Officers - Major Shareholders
  16                      The Manager and Its Affiliates; Service Plan
  17                      The Manager and Its Affiliates- Portfolio
                          Transactions
  18                      see Prospectus- How the Fund is Managed
  19                      Performance of the Fund; Purchase, Redemption
                          and Pricing of Shares; Automatic Withdrawal
                          Plan Provisions
  20                      Prospectus - Dividend, Distributions and Taxes
  21                      Prospectus- How to Buy Shares; Service Plan;
                          The Manager and Its Affiliates
  22                      Performance of the Fund
  23                      Financial Statements


----------------
* Not applicable or negative answer.

Daily Cash Accumulation Fund, Inc.


Prospectus dated April 25, 1997

Daily Cash Accumulation Fund, Inc. is a no-load "money market" mutual fund that seeks the maximum current income that is consistent with low capital risk and the maintenance of liquidity. The Fund seeks to achieve this objective by investing in "money market" securities meeting specified quality standards.

         An investment in the Fund is neither insured nor guaranteed by the U.S. Government. While the Fund seeks to maintain a stable net asset value of $1.00 per share, there can be no assurance that the Fund will be able to do so. See "Investment Objective and Policies."


         Shares of the Fund may be purchased directly from dealers having sales agreements with the Fund's Distributor and also are offered to participants in Automatic Purchase and Redemption Programs (the "Programs") established by certain brokerage firms with which the Fund's Distributor has entered into agreements for that purpose. See "How to Buy Shares," below for more details. Program participants should also read the description of the Program provided by their broker.


         This Prospectus explains concisely what you should know before investing in the Fund. Please read this Prospectus carefully and keep it for future reference. You can find more detailed information about the Fund in the April 25, 1997 Statement of Additional Information. For a free copy, call Shareholder Services, Inc., the Fund's Transfer Agent, at 1-800-525-9310 or write to the Transfer Agent at the address on the back cover. The Statement of Additional Information has been filed with the Securities and Exchange Commission and is incorporated into this Prospectus by reference (which means that it is legally part of this Prospectus).

Shares of the Fund are not deposits or obligations of any bank, are not guaranteed by any bank, and are not insured by the F.D.I.C. or any other agency and involve investment risks including the possible loss of the principal amount invested.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Contents


                  ABOUT THE FUND

                  Expenses
                  Financial Highlights
                  Investment Objective and Policies
                  How the Fund Is Managed
                  Performance of the Fund

                  ABOUT YOUR ACCOUNT


                  How to Buy Shares
                      Purchases Through Automatic Purchase and Redemption
                      Programs
                      Direct Purchases
                           Payment by Check
                           Payment by Federal Funds Wire
                           Guaranteed Payment
                           Automatic Investment Plan
                      General
                      Service Plan


                  How to Sell Shares


                      Program Participants
                      Shares of the Fund Owned Directly
                           Regular Redemption Procedure
                           Expedited Redemption Procedure
                           Check Writing
                           Telephone Redemptions
                           Automatic Withdrawal Plan
                           General Information on Redemptions
                           Distributions from Retirement Plans

                  Exchanges of Shares
                  Retirement Plans
                  Dividends, Distributions and Taxes

ABOUT THE FUND


Expenses


The following tables set forth the fees that an investor in the Fund might pay and the expenses paid by the Fund during the Fund's fiscal year ended December 31, 1996.


         o  Shareholder Transaction Expenses

Maximum Sales Charge on Purchases
     (as a % of Offering price)                               None
-------------------------------------------------------------------
Maximum Sales Charge on Reinvested Dividends                  None
-------------------------------------------------------------------
Redemption Fee                                                None(1)
-------------------------------------------------------------------
Exchange Fee                                                  None

(1) There is a $10 transaction fee for redemptions paid by Federal Funds wire, but not for redemptions paid by check.

         o  Annual Fund Operating Expenses
(as a percentage of average annual net assets)


Management Fees (after expense assumption)                    0.36%
-------------------------------------------------------------------
12b-1 Service Plan Fees                                       0.20%
-------------------------------------------------------------------
Other Expenses                                                0.11%
-------------------------------------------------------------------
Total Fund Operating Expenses
(after expense assumption)                                   0.67%

         The purpose of these tables is to assist an investor in understanding the various costs and expenses that an investor in the Fund will bear directly (shareholder transaction expenses) and indirectly (annual fund operating expenses). "Other Expenses" includes such expenses as custodial and transfer agent fees and audit, legal and other business operating expenses, but excludes extraordinary expenses. The Annual Fund Operating Expenses shown are net of a voluntary expense assumption undertaking by the Fund's investment manager, Centennial Asset Management Corporation (the "Manager"). Without such assumption, "Management Fees" and "Total Fund Operating Expenses" would have been 0.37% and 0.68% of average net assets, respectively. The expense assumption undertaking is described in "The Manager and Its Affiliates" in the Statement of Additional Information and may be withdrawn or amended at any time. For further details concerning expenses, see the Fund's financial statements included in the Statement of Additional Information.

         o Example. The following example applies the operating expenses shown in the table expenses to a hypothetical $1,000 investment in shares of the Fund over the time periods shown below, assuming a 5% annual rate of return on the investment and also assuming that the shares are redeemed at the end of each stated period. The amounts shown below are the cumulative costs of such hypothetical $1,000 investment for the periods shown.

  1 year                3 years               5 years               10 years
  ------                -------               -------               --------
  $7                    $21                   $37                   $83


         This example shows the effect of expenses on an investment in the Fund, but is not meant to predict actual or expected costs or investment returns of the Fund, all of which may be more or less than those shown.

Financial Highlights


The table on the following page presents selected financial information about the Fund including per share data and expense ratios and other data based on the Fund's average net assets. This information has been audited by Deloitte & Touche LLP independent auditors, whose report on the financial statements of the Fund for the fiscal year ended December 31, 1996 is included in the Statement of Additional Information.

FINANCIAL HIGHLIGHTS



                                            Year Ended December 31,
                                            ---------------------------------------------------------------------------------------
                                            1996     1995     1994     1993     1992    1991     1990     1989      1988      1987
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA:
Net asset value, beginning of period        $1.00    $1.00    $1.00    $1.00    $1.00    $1.00    $1.00   $1.00     $1.00    $1.00
-----------------------------------------------------------------------------------------------------------------------------------
Income from investment operations -
net investment income and net realized
 gain                                         .05      .05      .04      .03      .03      .06      .08      .08      .07      .06

Dividends and distributions to shareholders  (.05)    (.05)    (.04)    (.03)    (.03)    (.06)    (.08)    (.08)    (.07)    (.06)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $1.00    $1.00    $1.00    $1.00    $1.00    $1.00    $1.00    $1.00    $1.00    $1.00
                                            ---------------------------------------------------------------------------------------
                                            ---------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(1)          4.93%    5.47%    3.77%    2.69%    3.54%    5.87%    7.93%    8.94%   7.18%     6.51%
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in millions)    $3,602   $3,524   $2,958   $3,589   $4,061   $5,208   $5,025   $4,920   $3,128   $2,555
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in millions)           $3,591   $3,379   $3,378   $3,940   $4,760   $5,434   $4,849   $4,112   $2,809   $2,541
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                        4.82%    5.32%    3.64%    2.67%    3.50%    5.64%    7.61%    8.58%    7.01%    6.10%

Expenses, before voluntary
 reimbursement by the Manager                0.68%    0.71%    0.74%    0.74%    0.70%     0.67%    0.68%   0.71%    0.77%    0.78%

Expenses, net of voluntary
 reimbursement by the Manager                0.67%     N/A     0.73%     N/A       N/A      N/A      N/A      N/A      N/A      N/A



1. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total returns reflect changes in net investment income only.

Investment Objective and Policies

Objective and Policies. The Fund is a no-load "money market" fund. It is an open-end, diversified management investment company incorporated in Maryland in 1981. It was originally organized as a Delaware corporation in 1972. The Fund's objective is to seek the maximum current income that is consistent with low capital risk and maintenance of liquidity. The value of the Fund's shares is not insured or guaranteed by any government agency. However, shares held in brokerage accounts could be eligible for coverage by the Securities Investor Protection Corporation for losses arising from the insolvency of the brokerage firm. The Fund's shares may be purchased at their net asset value, which will remain fixed at $1.00 per share except under extraordinary circumstances (see "Determination of Net Asset Value Per Share" in the Statement of Additional Information for further information). There can be no assurance, however, that the Fund's net asset value will not vary or that the Fund will achieve its investment objective. In seeking its objective, the Fund may invest in the securities discussed below. The Fund's investment policies and practices are not "fundamental" policies (as defined below) unless a particular policy is identified as fundamental. The Board may change non- fundamental investment policies without shareholder approval. The Fund's investment objective is a fundamental policy.

Securities in Which the Fund Invests. The following is a brief description of the types of securities in which the Fund may invest:


         |X| U.S. Government Securities. The Fund may invest in obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, maturing in twelve months or less from the date of purchase.

         |X| Bank Obligations and Instruments Secured Thereby. The Fund may invest in time deposits, certificates of deposit, bankers' acceptances and other bank obligations if they are obligations of:
(1) any U.S. bank having total assets at least equal to $1 billion, or (2) any foreign bank, if such bank has total assets at least equal to U.S. $1 billion. The Fund may also invest in instruments secured by such obligations. Such foreign obligations or instruments must be payable in U.S. dollars and mature in twelve months or less from the date of purchase. For purposes of this section, the term "bank" includes commercial banks, savings banks, and savings and loan associations. The term "foreign bank" includes foreign branches of U.S. banks (issuers of "Eurodollar" instruments), U.S. branches and agencies of foreign banks (issuers of "Yankee dollar" instruments) and foreign branches of foreign banks. The ratings restrictions described below do not apply to banks in which the Fund's cash is kept.

         |X| Commercial Paper and Certain Debt Obligations. The Fund may invest in any "Eligible Security" permissible under Rule 2a-7 (discussed below). The securities must mature in 12 months from the date of purchase, have been called for redemption by the issuer if the redemption is effective within one year, or mature within one year in accordance with the provisions of that Rule. These securities include commercial paper maturing in nine months or less from the date of purchase, variable and floating rate notes or master demand notes (described in "Investment Objective and Policies" in the Statement of Additional Information), and other securities discussed below.


         o Floating Rate/Variable Rate Notes. Some of the notes the Fund may purchase may have variable or floating interest rates. Variable rates are adjustable at stated periodic intervals of no more than one year. Floating rates are automatically adjusted according to a specified market rate for such investments, such as the prime rate of a bank, or the 90 day U.S. Treasury bill rate. The Fund may purchase these obligations if they have a remaining maturity of one year or less; if their maturity is greater than one year, they may be purchased if they have a demand feature that permits the Fund to recover the principal amount of the underlying security at specified intervals not exceeding one year and upon no more than 30 days' notice. Such obligations may be secured by bank letters of credit or other credit support arrangements. See "Floating Rate/Variable Rate Obligations" in the Statement of Additional Information for more details.


         |X| Other Obligations. The Fund may invest in obligations, other than those listed above, if accompanied by a guarantee of principal and interest or letter of credit, provided that the guarantee or letter of credit is that of a bank or corporation whose certificates of deposit or commercial paper may otherwise be purchased by the Fund. Such obligations and guarantees must be due within twelve months or less from the date of purchase. Also, the Fund may invest in obligations of the types listed above that mature in more than twelve months, if they are purchased subject to repurchase agreements calling for delivery in twelve months or less.

         o Board-Approved Instruments. The Fund may invest in obligations, other than those discussed above, approved by the Fund's Board of Directors and which are in accordance with the Fund's investment objective, policies and restrictions. One such type of obligation which the Board has approved is bank loan participation agreements, described under "Investment Objective and Policies" in the Statement of Additional Information.

Ratings of Securities. Under Rule 2a-7 of the Investment Company Act of 1940, as amended (the "Investment Company Act"), the Fund uses the amortized cost method to value its portfolio securities to determine the Fund's net asset value per share. Rule 2a-7 places restrictions on a money market fund's investments. Under the Rule, the Fund may purchase only those securities that the Manager under procedures approved by the Fund's Board of Directors has determined have minimal credit risk and are "Eligible Securities," as defined below.


         An "Eligible Security" is (a) one that has received a rating in one of the two highest short-term rating categories by any two "nationally-recognized statistical rating organizations" (as defined in the Rule) ("Rating Organizations"), or, if only one Rating Organization has rated that security, by that Rating Organization, or (b) an unrated security that is judged by the Manager to be of comparable quality to investments that are "Eligible Securities" rated by Rating Organizations. The Rule permits the Fund to purchase "First Tier Securities," which are Eligible Securities rated in the highest rating category for short-term debt obligations by at least two Rating Organizations, or, if only one Rating Organization has rated a particular security, by that Rating Organization, or comparable unrated securities. Under the Rule, the Fund may invest only up to 5% of its assets in "Second Tier Securities," which are Eligible Securities that are not "First Tier Securities." In addition to the overall 5% limit on Second Tier Securities, the Fund may not invest more than (i) 5% of its total assets in the securities of any one issuer (other than the U.S. Government, its agencies or instrumentalities) or (ii) 1% of its total assets or $1 million (whichever is greater) in Second Tier Securities of any one issuer. Under current provisions of Rule 2a-7, the Fund's Board must approve or ratify the purchase of Eligible Securities that are unrated or are rated by only one Rating Organization. Additionally, under Rule 2a-7, the Fund must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and the maturity of any single portfolio investment may not exceed 397 days. Some of the Fund's existing investment restrictions (which are fundamental policies that may be changed only by shareholder vote) are more restrictive than the provisions of Rule 2a-7. For example, as a matter of fundamental policy, the Fund may not invest in any debt instrument having a maturity in excess of one year from the date of the investment. The Fund's Board has adopted procedures under Rule 2a-7 pursuant to which the Board has delegated to the Manager certain responsibilities, in accordance with the Rule, of conforming the Fund's investments with the requirements of the Rule and those procedures.

         Appendix A to the Statement of Additional Information contains descriptions of the rating categories of Rating Organizations. Ratings at the time of purchase will determine whether securities may be acquired under the above restrictions. Subsequent downgrades in ratings may require reassessments of the credit risk presented by a security and may require its sale. The rating restrictions described in this Prospectus do not apply to banks in which the Fund's cash is kept. See "Ratings of Securities" in "Investment Objective and Policies" in the Statement of Additional Information for further details.


Other Investment Techniques and Strategies. The Fund may also use the investment
techniques  and  strategies   described   below.  The  Statement  of  Additional
Information contains more information about some of these practices.

         o Obligations of Foreign Banks. The Fund's investment in obligations of foreign banks (which obligations, as described above, must be payable in U.S. dollars), may involve the following considerations not typically associated with the obligations of domestic banks: (i) exchange control regulations; (ii) availability of information about the issuer; (iii) differences in accounting, auditing and financial reporting standards and government regulation; (iv) the possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments; (v) the differences between the economies of the United States and the applicable foreign country; and (vi) greater difficulties in commencing a lawsuit against the issuer of a foreign security than against a U.S. issuer. The Fund will not invest in obligations of foreign banks which will cause more than 25% of the Fund's net assets to be so invested.


         o Repurchase Agreements. The Fund may acquire securities that are subject to repurchase agreements in order to generate income while providing liquidity. The Fund's repurchase agreements will comply with the collateral requirements of Rule 2a-7. If the vendor fails to pay the agreed upon repurchase price on the delivery date, the Fund's risks may include any costs of disposing of the collateral, and any loss resulting from any delay in foreclosing on the collateral. The Fund will not enter into a repurchase agreement that will cause more than 10% of the Fund's net assets at the time of purchase to be subject to repurchase agreements maturing in more than seven days. There is no limit on the amount of the Fund's net assets that may be subject to repurchase agreements maturing in seven days or less. See "Repurchase Agreements" in "Investment Objective and Policies" in the Statement of Additional Information for more details.


         o Illiquid and Restricted Securities. Under the policies and procedures established by the Fund's Board of Directors, the Manager determines the liquidity of certain of the Fund's investments. Investments may be illiquid because of the absence of an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the Securities Act of 1933. The Fund will not purchase or otherwise acquire any security if, as a result, more than 10% of its net assets would be invested in securities that are illiquid by virtue of the absence of a readily available market or because of legal or contractual restrictions on resale. The Fund's percentage limitation on these investments does not apply to certain restricted securities that are eligible for resale to qualified institutional purchasers. The Manager monitors holdings of illiquid securities on an ongoing basis and at times the Fund may be required to sell some holdings to maintain adequate liquidity. The Fund may invest up to 25% of its net assets in restricted securities, subject to the above 10% limitation on illiquid securities. For further information, see "Illiquid and Restricted Securities" in "Investment Objective and Policies" in the Statement of Additional Information.

         o Investment Restrictions. The Fund has certain investment restrictions which, together with its investment objective, are fundamental policies changeable only by the vote of a "majority of the Fund's outstanding voting securities" (as defined in the Investment Company Act). See the Statement of Additional Information. Under some of those restrictions, the Fund cannot do any of the following:

         o make loans, except through the purchase of the kinds of debt securities described above; repurchase agreements are not considered loans for purposes of this restriction; the Fund may also lend its portfolio securities as described in the Statement of Additional Information;

         o borrow money in excess of 10% of the value of its assets; it may borrow only as a temporary measure for extraordinary or emergency purposes; no assets of the Fund may be pledged, mortgaged or assigned to secure a debt;
         o invest more than 5% of the value of its total assets in securities of any one issuer, not including government or government agency securities;
         o purchase more than 10% of the outstanding non-voting securities or more than 10% of the total debt securities of any one issuer;
         o invest in any debt instrument having a maturity in excess of one year from the date of the investment or, in the case of a debt instrument subject to a repurchase agreement or called for redemption, having a repurchase or redemption date more than one year from the date of the investment; or
         o concentrate investments to the extent of 25% of its assets in any industry; however, there is no limitation as to investment in obligations issued by domestic banks or savings and loan associations (for this purpose, foreign branches of domestic banks are not considered to be "domestic banks") or in obligations issued by the U.S. Government or its agencies or instrumentalities.


         Unless the Prospectus states that a percentage restriction applies on an ongoing basis, it applies only at the time the Fund makes an investment, and the Fund need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Fund. Additional investment restrictions are listed in "Other Investment Restrictions" in the Statement of Additional Information.

How the Fund is Managed

Organization and History. The Fund's Board of Directors has overall responsibility for the management of the Fund under the laws of Maryland governing the responsibilities of directors. "Directors and Officers of the Fund" in the Statement of Additional Information identifies the Fund's Directors and officers and provides information about them. Subject to the authority of the Board of Directors, the Manager is responsible for the day-to-day management of the Fund's business, supervises the investment operations of the Fund and the composition of its portfolio and furnishes the Fund advice and recommendations with respect to investments, investment policies and the purchase and sale of securities, pursuant to an Investment Advisory Agreement with the Fund (the "Agreement").

         The  Fund's  shares  are  of  one  class,  are   transferable   without
restriction, and have equal rights and privileges. Each share of the Fund entitles the holder to one vote per share (and a fractional vote for a fractional share) on matters submitted to a shareholder vote, and to participate pro rata in dividends and distributions and in the net distributable assets of the Fund on liquidation. The Directors may divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in the Fund. Shares of the Fund have equal liquidation rights as to the assets of the Fund. When issued, shares of the Fund are fully paid and nonassessable, and have no preemptive or conversion rights. Under the provisions of the Fund's By-Laws and as permitted by Maryland law, the Fund does not anticipate holding annual meetings.

The Manager and Its Affiliates. The Manager, a wholly-owned subsidiary of OppenheimerFunds, Inc., has operated as an investment adviser since 1978. OppenheimerFunds, Inc. is owned by Oppenheimer Acquisition Corp., a holding company owned in part by senior management of OppenheimerFunds, Inc., and ultimately controlled by Massachusetts Mutual Life Insurance Company. The Manager and its affiliates currently advise U.S. investment companies with assets aggregating over $60 billion as of March 31, 1997, and having more than 3 million shareholder accounts.

         o Fees and Expenses. The management fee is payable monthly to the Manager under the terms of the Agreement and is computed on the net assets of the Fund as of the close of business each day at the following annual rates:
0.450% of the first $500 million of net assets; 0.425% of the next $500 million; 0.400% of the next $500 million; 0.375% of the next $500 million; 0.350% of the next $500 million; 0.325% of the next $500 million; 0.300% of the next $500 million; 0.275% of the next $500 million; and 0.250% of net assets in excess of $4 billion. The Fund's management fee for its last fiscal year ended December 31, 1996 was 0.36% (after expense assumption by the Manager). See "The Manager and Its Affiliates" in the Statement of Additional Information for more complete information about the Agreement, including a discussion of expense arrangements, exculpation provisions and portfolio transactions.

         o The Custodian. The Custodian of the assets of the Fund is Citibank, N.A. The Manager and its affiliates presently have banking relationships with the Custodian. See "The Manager and Its Affiliates" in the Statement of Additional Information for further information. The Fund's cash balances in excess of $100,000 held by the Custodian are not protected by Federal deposit insurance. Such uninsured balances may at times be substantial. The rating restrictions under Rule 2a-7 described under "Investment Objective and Policies" do not apply to banks in which the Fund's cash is kept.

         o The Transfer Agent. Shareholder Services, Inc., a subsidiary of OppenheimerFunds, Inc., acts as Transfer Agent and shareholder servicing agent for the Fund and other mutual funds advised by the Manager on an at-cost basis. The fees to the Transfer Agent do not include payments for any services of the type paid or to be paid, by the Fund to the Distributor and to Recipients under the Service Plan. Shareholders should direct any inquiries regarding the Fund to the Transfer Agent at the address and toll-free phone number on the back cover. Program participants should direct any inquiries regarding the Fund to their broker.

Performance of the Fund

Yield. From time to time the "yield" and "compounded effective yield" of an investment in the Fund may be advertised. Both yield figures are based on historical earnings per share and are not intended to indicate future performance. The "yield" of the Fund is the income generated by an investment in the Fund over a seven day period, which is then "annualized." In annualizing, the amount of income generated by the investment during that seven days is assumed to be generated each week over a 52 week period, and is shown as a percentage of the investment. The "compounded effective yield" is calculated similarly, but the annualized income earned by an investment in the Fund is assumed to be reinvested. The "compounded effective yield" will therefore be slightly higher than the yield because of the effect of the assumed reinvestment. From time to time the Manager may voluntarily assume a portion of the Fund's expenses (which may result in a reduction of the management fee), thereby lowering the overall expense ratio per share and increasing the Fund's yield and total return during the time such expenses are assumed. See "Performance of the Fund" in the Statement of Additional Information for more information about the methods of calculating these yields.

ABOUT YOUR ACCOUNT


How to Buy Shares

The Fund's shares may be purchased at their offering price, which is net asset value per share without sales charge. The net asset value will remain fixed at $1.00 per share, except under extraordinary circumstances. See "Determination of Net Asset Value Per Share" in the Statement of Additional Information for further details. There can be no guarantee that the Fund will maintain a stable net asset value of $1.00 per share. Centennial Asset Management Corporation (the "Distributor"), may in its sole discretion accept or reject any order for purchase of the Fund's shares. OppenheimerFunds Distributor, Inc. ("OFDI") an affiliate of the Distributor, acts as the sub-distributor for the Fund (the "Sub-Distributor").


         The minimum initial investment is $500 ($2,500 if by Federal Funds wire), except as otherwise described in this Prospectus. Subsequent purchases must be in amounts of $25 or more, and may be made through authorized dealers or brokers by forwarding payment to the Distributor at P.O. Box 5143, Denver, Colorado 80217 with the name(s) of all account owners, the account number and the name of the Fund. The minimum initial and subsequent purchase requirements are waived on purchases made by reinvesting dividends from any of the "Eligible Funds" listed in "Dividend Reinvestment in Another Fund" in the Statement of Additional Information or by reinvesting distributions from unit investment trusts for which reinvestment arrangements have been made with the Distributor. Under an Automatic Investment Plan, military allotment plan, 403(b)(7) custodial plan or payroll deduction plan, initial and subsequent investments must be at least $25. No share certificates will be issued unless specifically requested by an investor or the dealer or broker.


         The Fund intends to be as fully invested as practicable to maximize its yield. Therefore, dividends will accrue on newly- purchased shares only after the Distributor accepts the purchase order at its address in Denver, Colorado, on a day the New York Stock Exchange (the "Exchange") is open (a "regular business day"), under one of the methods of purchasing shares described below. The purchase will be made at the net asset value next determined after the Distributor accepts the purchase order.

         The Fund's net asset value per share is determined twice each regular business day, at 12:00 Noon and the close of the Exchange that day, which is normally 4:00 P.M., but may be earlier on some days (all references to time in this Prospectus mean New York time), by dividing the net assets of the Fund by the total number of its shares outstanding. The Fund's Board of Directors has established procedures for valuing the Fund's assets, using the amortized cost method as described in "Determination of Net Asset Value Per Share" in the Statement of Additional Information.

Purchases Through Automatic Purchase and Redemption Programs. Shares of the Fund are available under Automatic Purchase and Redemption Programs ("Programs") of broker-dealers that have entered into agreements with the Distributor for that purpose. Broker-dealers whose clients participate in such Programs will invest the "free cash balances" in such client's Program account in shares of the Fund selected as the primary Fund by the client for the program account. Such purchases will be made by the broker-dealer under the procedures described in "Guaranteed Payment," below. The Program may have minimum investment requirements established by the broker-dealer. The description of the Program provided by the broker-dealer should be consulted for details, and all questions about investing in, exchanging or redeeming Fund shares through a Program should be directed to the broker-dealer.

Direct Purchases. An investor may directly purchase shares of the Fund through any dealer which has a sales agreement with the Distributor or the Sub-Distributor. There are two ways to make a direct initial investment, either
(1) complete a Centennial Funds New Account Application and mail it with payment to the Distributor at P.O. Box 5143, Denver, Colorado 80217 (if no dealer is named in the Application, the Sub-Distributor will act as the dealer), or (2) order the shares through your dealer or broker. Purchases made by Application should have a check enclosed, or payment may be made by one of the alternative means described below.

         |X| Payment by Check. Orders for shares purchased by check in U.S. dollars drawn on a U.S. bank will begin to be effected on the regular business day on which the check (and a purchase application, if the account is new) is accepted by the Distributor. Dividends will begin to accrue on such shares the next regular business day after the purchase order is accepted. For other checks, the shares will not be purchased until the Distributor is able to convert the purchase payment to Federal Funds, and dividends will begin to accrue on such shares on the next regular business day.

         |X| Payment by Federal Funds Wire. Shares may be purchased by direct shareholders by Federal Funds wire. The minimum investment by wire is $2,500. The investor must first call the Distributor's
Wire Department at 1-800-852-8457, to notify the Distributor of the transmittal of the wire and to order the shares. The investor's bank must wire the Federal Funds to Citibank, N.A., ABA No. 0210-0008-9, for credit to Concentration Account No. 3723-2796, for further credit to Daily Cash Accumulation Fund, Inc. (Custodian
Account  No. 349-294).


         The wire must state the investor's name. Shares will be purchased on the regular business day on which the Federal Funds are received by the Custodian prior to the close of the Exchange, which is normally 4:00 P.M., but may be earlier on some days and the Distributor has received and accepted the investor's notification of the wire order prior to the close of the Exchange. Those shares will be purchased at the net asset value next determined after receipt of the Federal Funds and the order. Dividends on newly purchased shares will begin to accrue on the purchase date if the Federal Funds and order for the purchase are received and accepted by 12:00 Noon. Dividends will begin to accrue on the next regular business day if the Federal Funds and purchase order are received and accepted between 12:00 Noon and the close of the Exchange. The investor must also send the Distributor a completed Application when the purchase order is placed to establish a new account.

         |X| Automatic Investment Plan. Direct investors may purchase shares of the Fund automatically. Automatic Investment Plans may be used to make regular monthly investments ($25 minimum) from the investor's account at a bank or other financial institution. To establish an Automatic Investment Plan from a bank account, a check (minimum $25) for the initial purchase must accompany the Application. Shares purchased by Automatic Investment Plan payments are subject to the redemption restrictions for recent purchases described in "How to Sell Shares." The amount of the Automatic Investment Plan payment may be changed or the automatic investments may be terminated at any time by writing to the Transfer Agent. A reasonable period (approximately 15 days) is required after receipt of such instructions to implement them. The Fund reserves the right to amend, suspend or discontinue offering Automatic Investment Plans at any time without prior notice.

         |X| Guaranteed Payment. Broker-dealers with sales agreements with the Distributor (including broker-dealers who have made special arrangements with the Distributor for purchases for Program accounts) may place purchase orders with the Distributor for purchases of the Fund's shares prior to 12:00 Noon on a regular business day, and the order will be effected at net asset value determined at 12:00 Noon that day if the broker-dealer guarantees that payment for such shares in Federal Funds will be received by the Fund's Custodian prior to 2:00 P.M., on the same day. Dividends will begin to accrue on the purchase date. If an order is received between 12:00 Noon and the close of the Exchange, which is normally 4:00 P.M., on a regular business day, with the broker-dealer's guarantee that payment for such shares in Federal Funds will be received by the Fund's Custodian by the close of the Exchange on the next regular business day, the order will be effected at the close of the Exchange on the day the order is received, and dividends on such shares will begin to accrue on the next regular business day after the Federal Funds are received. If the broker-dealer guarantees that the Federal Funds payment will be received by the Fund's Custodian by 2:00 P.M. on a regular business day on which an order is placed for shares after 12:00 Noon, the order will be effected at the close of the Exchange that day and dividends will begin to accrue on such shares on the purchase date.

General. Dealers and brokers who process orders for the Fund's shares on behalf of their customers may charge a fee for this service. That fee can be avoided by purchasing shares directly from the Fund. The Distributor, in its sole discretion, may accept or reject any order for purchases of the Fund's shares. The sale of shares will be suspended during any period when the determination of net asset value is suspended, and may be suspended by the Board of Directors whenever the Board judges it in the best interest of the Fund to do so.

Service Plan. The Fund has adopted a service plan (the "Plan") under Rule 12b-1 of the Investment Company Act pursuant to which the Fund will reimburse the Distributor for all or a portion of its costs incurred in connection with the personal service and maintenance of accounts that hold Fund shares. The Distributor will use all the fees received from the Fund to reimburse dealers, brokers, banks, or other institutions ("Recipients") each month or quarter for providing personal service and maintenance of accounts that hold Fund shares. The services to be provided by Recipients under the Plan include, but shall not be limited to, the following: answering routine inquiries from the Recipient's customers concerning the Fund, providing such customers with information on their investment in Fund shares, assisting in the establishment and maintenance of accounts or sub-accounts in the Fund, making the Fund's investment plans and dividend payment options available, and providing such other information and customer liaison services and the maintenance of accounts as the Distributor or the Fund may reasonably request. Plan payments by the Fund to the Distributor will be made monthly or quarterly in the amount of the lesser of: (i) 0.20% annually of the net asset value of the Fund, computed as of the close of each business day or (ii) the Distributor's actual distribution expenses for that quarter of the type approved by the Board. Any unreimbursed expenses incurred for any quarter by the Distributor may not be recovered in later periods. The Plan has the effect of increasing annual expenses of the Fund by up to 0.20% of average annual net assets from what its expenses would otherwise be. In addition, the Manager may, under the Plan, from time to time from its own resources (which may include the profits derived from the advisory fee it receives from the Fund), make payments to Recipients for distribution, administrative and accounting services performed by Recipients. For further details, see "Service Plan" in the Statement of Additional Information.


How to Sell Shares

Program Participants. A Program participant may sell (redeem) shares in the Program by writing checks as described below, or by contacting the dealer or broker. A Program participant may also arrange for "Expedited Redemptions," as described below, only through the dealer or broker.


Shares of the Fund Owned Directly. Shares of the Fund owned by a shareholder directly (not through a Program) (a "direct shareholder"), may be redeemed in the following ways:

         |X| Regular Redemption Procedure. To redeem some or all shares in an account (whether or not represented by certificates) under the Fund's regular redemption procedure, a direct shareholder must send the following to the Transfer Agent, Shareholder Services, Inc., P.O. Box 5143, Denver, Colorado 80217 [send courier or express mail deliveries to 10200 E. Girard Avenue, Building D, Denver, Colorado 80231]: (1) a written request for redemption signed by all registered owners exactly as the shares are registered, including fiduciary titles, if any, and specifying the account number and the dollar amount or number of shares to be redeemed; (2) a guarantee of the signatures of all registered owners on the redemption request or on the endorsement on the share certificate or accompanying stock power, by a U.S. bank, trust company, credit union or savings association, or a foreign bank having a U.S. correspondent bank, or by a U.S. registered dealer or broker in securities, municipal securities or government securities, or by a U.S. national securities exchange, registered securities association or clearing agency; (3) any share certificates issued for any of the shares to be redeemed; and (4) any additional documents which may be required by the Transfer Agent for redemption by corporations, partnerships or other organizations, executors, administrators, trustees, custodians, guardians, or from Individual Retirement Accounts ("IRAs") or other retirement plans, or if the redemption is requested by anyone other than the shareholder(s) of record. A signature guarantee is not required for redemptions of $50,000 or less, requested by and payable to all shareholders of record, to be sent to the address of record for that account. Transfers of shares are subject to similar requirements.

         To avoid delay in redemptions or transfers, shareholders having questions about these requirements should contact the Transfer Agent in writing or by calling 1-800-525-9310 before submitting a request. From time to time the Transfer Agent in its discretion may waive any or certain of the foregoing requirements in particular cases. Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form.

         |X| Expedited Redemption Procedure. In addition to the regular redemption procedure set forth above, direct shareholders whose shares are not represented by certificates may arrange to have redemption proceeds of $2,500 or more wired in Federal Funds to a designated commercial bank if the bank is a member of the Federal Reserve wire system. To place a wire redemption request, call the Transfer Agent at 1-800-852-8457. The account number of the designated financial institution and the bank ABA number must be supplied to the Transfer Agent on the Application or dealer settlement instructions establishing the account or may be added to existing accounts or changed only by signature-guaranteed instructions to the Transfer Agent from all shareholders of record. Such redemption requests may be made by telephone, wire or written instructions to the Transfer Agent. The wire for the redemption proceeds of shares redeemed prior to 12:00 Noon normally will be transmitted by the Transfer Agent to the shareholder's designated bank account on the day the shares are redeemed (or, if that day is not a bank business day, on the next bank business day). Shares redeemed prior to 12:00 Noon do not earn dividends on the redemption date. The wire for the redemption proceeds of shares redeemed between 12:00 Noon and the close of the Exchange, which is normally 4:00 P.M., but may be earlier on some days, normally will be transmitted by the Transfer Agent to the shareholder's designated bank account on the next bank business day after the redemption. Shares redeemed between 12:00 Noon and the close of the Exchange earn dividends on the redemption date. There is a $10 fee for each wire. See "Purchase, Redemption and Pricing of Shares" in the Statement of Additional Information for further details.

         |X| Check Writing. Upon request, the Transfer Agent will provide any direct shareholder of the Fund or any Program participant whose shares are not represented by certificates with forms of drafts ("checks") payable through a bank selected by the Fund (the "Bank"). Checks may be made payable to the order of anyone in any amount not less than $250, and will be subject to the Bank's rules and regulations governing checks. Program participants' checks will be payable from the primary account designated by the Program participant. The Transfer Agent will arrange for checks written by shareholders to be honored by the Bank after obtaining a specimen signature card from the shareholder(s). Program participants should arrange for check writing through their brokers or dealers. If a check is presented for an amount greater than the account value, it will not be honored. Shareholders of joint accounts may elect to have checks honored with a single signature. Checks issued for one Fund account must not be used if the shareholder's account has been transferred to a new account or if the account number or registration has changed. Shares purchased by check or Automatic Investment Plan payments within the prior 10 days may not be redeemed by check writing. A check that would require the redemption of some or all of the shares so purchased is subject to non-payment. The Bank will present checks to the Fund to redeem shares to cover the amount of the check. Checks may not be presented for cash payment at the offices of the Bank or the Fund's Custodian. This limitation does not affect the use of checks for the payment of bills or to obtain cash at other banks. The Fund reserves the right to amend, suspend, or discontinue check writing privileges at any time without prior notice.

         o Telephone Redemptions. Direct shareholders of the Fund may redeem their shares by telephone by calling the Transfer Agent at 1-800-852-8457. This procedure for telephone redemptions is not available to Program participants. Proceeds of telephone redemptions will be paid by check payable to the shareholder(s) of record and sent to the address of record for the account. Telephone redemptions are not available within 30 days of a change of the address of record. Up to $50,000 may be redeemed by telephone in any seven day period. The Transfer Agent may record any calls. Telephone redemptions may not be available if all lines are busy, and shareholders would have to use the Fund's regular redemption procedure described above. Telephone redemption privileges are not available for newly-purchased (within the prior 10 days) shares or for shares represented by certificates. Telephone redemption privileges apply automatically to each shareholder and the dealer representative of record unless the Transfer Agent receives cancellation instructions from a shareholder of record. If an account has multiple owners, the Transfer Agent may rely on the instructions of any one owner.

         |X| Automatic Withdrawal Plan. Direct shareholders of the Fund can authorize the Transfer Agent to redeem shares (minimum $50) automatically on a monthly, quarterly semi-annual or annual basis under an Automatic Withdrawal Plan. Shares will be redeemed as of the close of The New York Stock Exchange, which is normally 4:00 P.M. (but may be earlier on some days), three days prior to the date requested by the shareholder for receipt of the payment. The Fund cannot guarantee receipt of payment on the date requested and reserves the right to amend, suspend or discontinue offering such Plans at any time without prior notice. Required minimum distributions from OppenheimerFunds-sponsored retirement plans may not be arranged on this basis. For further details, see the "Automatic Withdrawal Plan Provisions," Appendix B to the Statement of Additional Information.


General Information on Redemptions. Payment for redeemed shares is made ordinarily in cash and forwarded within seven days of the Transfer Agent's receipt of redemption instructions in proper form, except under unusual circumstances as determined by the SEC. For accounts registered in the name of a broker-dealer, payment will be forwarded within three business days. The Transfer Agent may delay forwarding a redemption check for recently purchased shares only until the purchase payment has cleared, which may take up to 10 days or more from the purchase date. Such delay may be avoided if the shareholder arranges telephone or written assurance satisfactory to the transfer agent from the bank on which the purchase payment was drawn, or by purchasing shares by Federal Funds wire as described above. Under the Internal Revenue Code of

1986, as amended (the "Internal Revenue Code"), the Fund may be required to impose "back-up" withholding of Federal income tax at the rate of 31% from dividends and distributions the Fund may make if the shareholder has not furnished the Fund a certified taxpayer identification number or has not complied with the provisions of the Internal Revenue Code relating to reporting dividends. The Fund makes no charge for redemption of shares. Dealers or brokers may charge a fee for handling redemption transactions but such fee can be avoided by requesting the redemption directly by the Fund through the Transfer Agent. Under certain circumstances, proceeds of redemptions of shares of the Fund acquired by exchange of shares of Eligible Funds that were purchased subject to a "contingent deferred sales charge" ("CDSC") may be subject to the CDSC (see "Exchange Privilege" below).

Distributions from Retirement Plans. Requests for distributions from OppenheimerFunds-sponsored Individual Retirement Accounts ("IRAs"), 403(b)(7) custodial plans, or pension or profit-sharing plans of direct shareholders for which the Manager or its affiliates act as sponsors should be addressed to "Bank of Boston, c/o Shareholder Services, Inc." at the above address, and must (i) state the reason for the distribution, (ii) state the owner's awareness of tax penalties if the distribution is premature, and (iii) conform to the requirements of the plan and the Fund's requirements for regular redemptions discussed above. Participants (other than self-employed persons) in OppenheimerFunds-sponsored pension or profit-sharing plans may not directly request redemption of their accounts. The employer or plan administrator must sign the request. Distributions from such plans are subject to additional requirements under the Internal Revenue Code, and certain documents (available from the Transfer Agent) must be completed before the distribution may be made.


         Distributions from retirement plans are subject to withholding requirements under the Internal Revenue Code, and IRS Form W-4P (available from the Transfer Agent) must be submitted to the Transfer Agent with the distribution request, or the distribution may be delayed. Unless the shareholder has provided the Transfer Agent with a certified tax identification number, the Internal Revenue Code requires that tax be withheld from any distribution, even if the shareholder elects not to have tax withheld. The Trustee, the Fund, the Manager, the Distributor and the Transfer Agent assume no responsibility to determine whether a distribution satisfies the conditions of applicable tax laws and will not be responsible for any penalties assessed.

Exchanges of Shares


Exchange Privilege. Shares of the Fund held under a Program may be exchanged for shares of Centennial Money Market Trust, Centennial Government Trust, Centennial Tax Exempt Trust, Centennial California Tax Exempt Trust and Centennial New York Tax Exempt Trust if available for sale in the shareholder's state of residence only by instructions of the broker. Shares of the Fund may, under certain conditions, be exchanged by direct shareholders for Class A shares of certain "Eligible Funds" which are listed in the Statement of Additional Information. Direct shareholders may also obtain a list of the Eligible Funds by calling the transfer agent at 1-800-525-9310. The list of Eligible Funds may change from time to time.


         Shares of the Fund and of the other Eligible Funds may be exchanged, if all of the following conditions are met: (1) shares of the fund selected for exchange are available for sale in the shareholder's state of residence; (2) the respective prospectuses of the funds whose shares are to be exchanged and acquired offer the Exchange Privilege to the investor; (3) newly-purchased shares (by initial or subsequent investment) are held in an account for at least seven days prior to the exchange; and (4) the aggregate net asset value of the shares surrendered for exchange into a new account is at least equal to the minimum investment requirements of the fund whose shares are to be acquired.


         In addition to the conditions stated above, shares of the Fund may be exchanged by direct shareholders for shares of any Money Market Fund at net asset value. A list of the Money Market Funds appears in the Statement of Additional Information. Shares of any Money Market Fund (including the Fund) purchased without a sales charge may be exchanged for shares of Eligible Funds offered with a sales charge upon payment of the sales charge (or, if applicable, may be used to purchase shares of Eligible Funds subject to a CDSC); and shares of the Fund acquired by reinvestment of dividends and distributions from any Eligible Fund (except Oppenheimer Cash Reserves) or from any unit investment trust for which reinvestment arrangements have been made with the Distributor may be exchanged at net asset value for shares of any Eligible Fund. The redemption proceeds of shares of the Fund acquired by exchange of Class A shares of an Eligible Fund purchased subject to a CDSC, that are redeemed within 18 months of the end of the calendar month of the initial purchase of the exchanged shares, will be subject to the CDSC as described in the prospectus of that other Eligible Fund.

In determining whether the CDSC is payable, shares of the fund not subject to the CDSC are redeemed first, including shares purchased by reinvestment of dividends and capital gains distributions from any Eligible Fund or shares of the fund acquired by exchange of shares of Eligible Funds on which a front-end sales charge was paid or credited, and then other shares are redeemed in the order of purchase.

How to Exchange Shares. An exchange may be made by direct shareholders by submitting an Exchange Authorization Form to the Transfer Agent, signed by all registered owners. In addition, direct shareholders of the Fund may exchange shares of the Fund for Class A shares of any Eligible Fund by telephone exchange instructions to the Transfer Agent by a shareholder or the dealer representative of record for an account. The Fund may modify, suspend or discontinue this exchange privilege at any time. Although the Fund will attempt to provide you with notice whenever reasonably able to do so, it may impose these changes at anytime. The Fund reserves the right to reject multiple exchange requests submitted by a shareholder or dealer. Exchange requests must be received by the Transfer Agent by the close of the Exchange on a regular business day to be effected that day. The number of shares exchanged may be less than the number requested if the number requested would include shares subject to a restriction cited above or shares covered by a certificate that is not tendered with such request. Only the shares available for exchange without restriction will be exchanged.

General Information on Exchanges. Shares to be exchanged are redeemed on the day the Transfer Agent receives an exchange request in proper form (the "Redemption Date"), as of the close of the Exchange, which is normally 4:00 P.M., but may be earlier on some days. Normally, shares of the fund to be acquired are purchased on the Redemption Date, but such purchases may be delayed by either fund up to five business days if it determines that it would be disadvantaged by an immediate transfer of the redemption proceeds. The Fund in its discretion reserves the right to refuse any exchange request that will disadvantage it.

         The Eligible Funds have different investment objectives and policies. Each of those funds imposes a sales charge on purchases of Class A shares except the Money Market Funds. For complete information, including sales charges and expenses, a prospectus of the fund into which the exchange is being made should be read prior to an exchange. Dealers and brokers who process exchange orders on behalf of their customers may charge for their services. Direct shareholders may avoid those charges by requesting the Fund directly to exchange shares. For Federal tax purposes, an exchange is treated as a redemption and purchase of shares.


Telephone Exchanges. Direct shareholders may place a telephone exchange request by calling the Transfer Agent at 1-800-852-8457. Telephone exchanges are subject to the rules described above. By exchanging shares by telephone, the shareholder is acknowledging receipt of a prospectus of the fund to which the exchange is made and that for full exchanges, any special account features such as Automatic Investment Plans, Automatic Withdrawal Plans and retirement plan contributions will be switched to the new account unless the Transfer Agent is otherwise instructed. Telephone exchange privileges automatically apply to each direct shareholder of record and the dealer representative of record unless and until the Transfer Agent receives written instructions from the shareholder(s) of record canceling such privileges. If an account has multiple owners, the Transfer Agent may rely on the instructions of any one owner. Shares acquired by telephone exchange must be registered exactly as the account from which the exchange was made. Certificated shares are not eligible for telephone exchange. If all telephone exchange lines are busy (which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request telephone exchanges and would have to submit written exchange requests.


Telephone Instructions. The Transfer Agent has adopted reasonable procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification number(s) and other account data or by using PINs, and by confirming such transactions in writing. If the Transfer Agent does not use such reasonable procedures, it may be liable for losses due to unauthorized transactions, but otherwise neither it nor the Fund will be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine. The Transfer Agent reserves the right to require shareholders to confirm, in writing, telephone exchange or redemption privileges for an account.

Retirement Plans

The Distributor has available for direct shareholders who purchase shares of the
Fund: (i) individual retirement accounts ("IRAs") including Simplified Employee Pension Plans (SEP IRAs); (ii)
prototype pension and profit-sharing plans for corporations and self-employed individuals; and (iii) 403(b)(7) custodial plans for employees of public educational institutions and organizations of the type described in Section 501(c)(3) of the Internal Revenue Code. The minimum initial IRA, SEP IRA, pension or profit-sharing plan investment is normally $250. The minimum initial 403(b)(7) plan investment is $25. For further details, including the administrative fees, the appropriate retirement plan should be requested from the Distributor. The Fund reserves the right to discontinue offering its shares to such plans at any time without prior notice.

Dividends, Distributions and Taxes

Dividends and Distributions. The Fund intends to declare all of its net income, as defined below, as dividends on each regular business day and to pay dividends monthly. Dividends will be payable to shareholders as described above in "How to Buy Shares." All dividends and capital gains distributions for accounts of Program participants are automatically reinvested in Fund shares. Dividends accumulated since the prior payment will be reinvested in full and fractional shares at net asset value on the third Thursday of each calendar month. If a shareholder redeems all shares at any time during a month, the redemption proceeds include all dividends accrued up to the redemption date for shares redeemed prior to 12:00 Noon, and include all dividends accrued through the redemption date for shares redeemed between 12:00 Noon and the close of the Exchange. Program participants may receive cash payments by asking the broker to redeem shares.

         Participants in an A.G. Edwards & Sons, Inc. Cash Convenience Account Program (other than those whose account is an Individual Retirement Account) holding shares of the Fund will receive account statements five times a year, at the end of March, May, August, October and December, if the only activity in their account during that period is the automatic reinvestment of dividends.

         Dividends and distributions payable to direct shareholders of the Fund will also be automatically reinvested in shares of the Fund at net asset value, on the third Thursday of each calendar month, unless the shareholder asks the Transfer Agent in writing to pay dividends and distributions in cash or to reinvest them in another Eligible Fund, as described in "Dividend Reinvestment in Another Fund" in the Statement of Additional Information. That notice must be received prior to the record date for a dividend to be effective as to that dividend. Dividends, distributions and the proceeds of redemptions of Fund shares represented by checks returned to the Transfer Agent by the Postal Service as undeliverable will be reinvested in shares of the Fund, as promptly as possible after the return of such check to the Transfer Agent to enable the investor to earn a return on otherwise idle funds.

         Under the terms of a Program, a broker-dealer may pay out the value of some or all of a Program participant's Fund shares prior to redemption of such shares by the Fund. In such cases, the shareholder will be entitled to dividends on such shares only up to and including the date of such payment. Dividends on such shares accruing between the date of payment and the date such shares are redeemed by the Trusts will be paid to the broker-dealer. Program participants should discuss these arrangements with their broker-dealer.

         The Fund's net investment income for dividend purposes consists of all interest accrued on portfolio assets, less all expenses of the Fund for such period. Distributions from net realized gains on securities, if any, will be paid at least once each year, and may be made more frequently in compliance with the Internal Revenue Code and the Investment Company Act. Long-term capital gains, if any, will be identified separately when tax information is distributed. The Fund will not make any distributions from net realized securities gains unless capital loss carry forwards, if any, have been used or have expired. Any net realized capital loss is carried forward to offset against gains in later years. To effect its policy of maintaining a net asset value of $1.00 per share, the Fund, under certain circumstances, may withhold dividends or make distributions from capital or capital gains.


Tax Status of the Fund's Dividends and Distributions. This discussion relates solely to Federal tax laws and is not exhaustive. A qualified tax adviser should be consulted. Dividends and distributions may be subject to Federal, state and local taxation. See "Tax Status of the Fund's Dividends and Distributions" in the Statement of Additional Information for a further discussion of tax matters affecting the Fund and its distributions, as well as a procedure for electing to reinvest dividends and distributions of any of the Eligible Funds into shares of the Fund at net asset value.

         Dividends paid by the Fund derived from net investment income or net short-term capital gains are taxable to shareholders as ordinary income, whether received in cash or reinvested, and will not be eligible for the dividends-received deduction for corporations. If the Fund has net realized long-term capital gains in a fiscal year, it may pay an annual "long-term capital gains distribution," which will be so identified when paid and when tax information is distributed. Long-term gains are taxable to shareholders as long-term capital gains whether received in cash or reinvested, and regardless of how long the Fund shares have been held. For information on "backup" withholding on dividends, see "General Information on Redemptions," above.

Tax Status of the Fund. If the Fund qualifies as a "regulated investment company" under the Internal Revenue Code, it will not be liable for Federal income taxes on amounts paid by it as dividends and distributions. The Fund qualified during its last fiscal year and intends to qualify in current and future fiscal years, while reserving the right not to qualify. However, the Internal Revenue Code contains a number of complex tests relating to such qualification which the Fund might not meet in any particular fiscal year. If the Fund does not qualify, it would be treated for Federal tax purposes as an ordinary corporation and receive no tax deduction for payments made to shareholders.

No dealer, broker, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this Prospectus or the Statement of Additional Information, and if given or made, such information and representations must not be relied upon as having been authorized by the Fund, the Distributor, or any affiliate thereof. This Prospectus does not constitute an offer to sell or a solicitation of an offer to buy any of the securities offered hereby in any state to any person to whom it is unlawful to make such offer in such state.


Investment Advisor and Distributor
Centennial Asset Management Corporation
6803 South Tucson Way
Englewood, Colorado 80112

Sub-Distributor
OppenheimerFunds Distributor, Inc.
P.O. Box 5254
Denver, Colorado 80217
                                                         Daily Cash
Transfer and Shareholder Servicing Agent                 Accumulation Fund, Inc.
Shareholder Services, Inc.
P.O. Box 5143                                            Prospectus
Denver, Colorado 80217-5143
1-800-525-9310                                           Dated April 25, 1997


Custodian of Portfolio Securities
Citibank, N.A.
399 Park Avenue
New York, New York 10043

Independent Auditors
Deloitte & Touche LLP
555 Seventeenth Street
Denver, Colorado 80202


Legal Counsel
Myer, Swanson, Adams & Wolf, P.C.
1600 Broadway
Denver, Colorado 80202






PR0140.002.0497   Printed on recycled paper

Daily Cash Accumulation Fund, Inc.

6803 South Tucson Way, Englewood, Colorado 80112
1-800-525-9310

Statement of Additional Information dated April 25, 1997

         This Statement of Additional Information of Daily Cash Accumulation Fund, Inc. is not a Prospectus. This document contains additional information about the Fund and supplements information in the Prospectus dated April 25, 1997. It should be read together with the Prospectus, which may be obtained by writing to Shareholder Services, Inc., the Fund's Transfer Agent, P.O. Box 5143, Denver, Colorado 80217, or by calling the toll-free number shown above.

Contents                                                                  Page

About the Fund
Investment Objective and Policies...........................................
Other Investment Restrictions...............................................
Directors and Officers of the Fund..........................................
The Manager and Its Affiliates..............................................
Performance of the Fund.....................................................
Service Plan................................................................

About Your Account
Purchase, Redemption and Pricing of Shares..................................
Dividends and Taxes.........................................................


Financial Information About the Fund
Independent Auditors' Report................................................
Financial Statements........................................................

Appendices
Appendix A: Description of Securities Ratings...............................A-1
Appendix B: Automatic Withdrawal Plan Provisions............................B-1
Appendix C: Industry Classifications........................................C-1

Investment Objective and Policies


The investment objective and policies of the Fund are described in the Prospectus. Supplemental information about those policies is set forth below. Certain capitalized terms used in this Statement of Additional Information are defined in the Prospectus.

         The Fund will not make investments with the objective of seeking capital growth. However, the value of the securities held by the Fund may be affected by changes in general interest rates. Because the current value of debt securities varies inversely with changes in prevailing interest rates, if interest rates increase after a security is purchased that security would normally decline in value. Conversely, should interest rates decrease after a security is purchased, its value would rise. However, those fluctuations in value will not generally result in realized gains or losses to the Fund since the Fund does not usually intend to dispose of securities prior to their maturity. A debt security held to maturity is redeemable by its issuer at full principal value plus accrued interest. To a limited degree, the Fund may engage in short-term trading to attempt to take advantage of short-term market variations, or may dispose of a portfolio security prior to its maturity if, on the basis of a revised credit evaluation of the issuer or other considerations, the Fund believes such disposition advisable or it needs to generate cash to satisfy redemptions. In such cases, the Fund may realize a capital gain or loss.

Ratings of Securities. The Prospectus describes "Eligible Securities" in which the Fund may invest and indicates that if a security's rating is downgraded, the Manager and/or the Board may have to reassess the security's credit risks. If a security has ceased to be a First Tier Security, the Manager will promptly reassess whether the security continues to present "minimal credit risks." If the Manager becomes aware that any Rating Organization has downgraded its rating of a Second Tier Security or rated an unrated security below its second highest rating category, the Fund's Board of Directors shall promptly reassess whether the security presents minimal credit risks and whether it is in the best interests of the Fund to dispose of it; but if the Fund disposes of the security within five days of the Manager's learning of the downgrade, the Manager will provide the Board with subsequent notice of such downgrade. If a security is in default, or ceases to be an Eligible Security, or is determined no longer to present minimal credit risks, the Board must determine whether it would be in the best interests of the Fund to dispose of the security. The Rating Organizations currently designated as such by the SEC are Standard & Poor's Corporation, Moody's Investors Service, Inc., Fitch Investors Services, Inc., Duff and Phelps, Inc., IBCA Limited and its affiliate, IBCA, Inc. and Thomson BankWatch, Inc. A description of the ratings categories of those Rating Organizations is contained in Appendix A.

Floating Rate/Variable Rate Obligations. The Fund may invest in instruments with floating or variable interest rates. The interest rate on a floating rate obligation is based on a stated prevailing market rate, such as a bank's prime rate, the 90-day U.S. Treasury Bill rate, the rate of return on commercial paper or bank certificates of deposit, or some other standard, and is adjusted automatically each time such market rate is adjusted. The interest rate on a variable rate obligation is also based on a stated prevailing market rate but is adjusted automatically at a specified interval of no more than one year. Some variable rate or floating rate obligations in which the Fund may invest have a demand feature entitling the holder to demand payment at an amount approximately equal to amortized cost or the principal amount thereof plus accrued interest at any time, or at specified intervals not exceeding one year. These notes may or may not be backed by bank letters of credit.

         Variable rate demand notes may include master demand notes, discussed below. The Manager, on behalf of the Fund, will consider on an ongoing basis the creditworthiness of the issuers of the floating and variable rate obligations in the Fund's portfolio. There is no limit on the amount of the Fund's assets that may be invested in floating rate and variable rate obligations.


Repurchase Agreements. In a repurchase transaction, the Fund acquires a security from, and simultaneously resells it to, an approved vendor (a U.S. commercial bank or the U.S. branch of a foreign bank having total domestic assets of at least $1 billion or a broker-dealer with a net capital of at least $50 million and which has been designated a primary dealer in government securities). The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. The majority of these transactions run from day to day, and delivery pursuant to resale typically will occur within one to five days of the purchase. Repurchase agreements are considered "loans" under the Investment Company Act of 1940, as amended (the "Investment Company Act") collateralized by the underlying security. The Fund's repurchase agreements require that at all times while the repurchase agreement is in effect, the value of the collateral must equal or exceed the repurchase price to fully collateralize the repayment obligation. Additionally, the Manager will impose creditworthiness requirements to confirm that the vendor is financially sound and will continuously monitor the collateral's value.


Master Demand Notes. A master demand note is a corporate obligation that permits the investment of fluctuating amounts by the Fund at varying rates of interest pursuant to direct arrangements between the Fund, as lender, and the corporate borrower that issues the note. These notes permit daily changes in the amounts borrowed. The Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may repay up to the full amount of the note at any time without penalty. Because variable amount master demand notes are direct lending arrangements between the lender and the borrower, it is not generally contemplated that such instruments will be traded. There is no secondary market for these notes, although they are redeemable and thus immediately repayable by the borrower at face value, plus accrued interest, at any time. Accordingly, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. In evaluating the master demand note arrangements, the Manager considers the earning power, cash flow, and other liquidity ratios of the issuer. Master demand notes are not typically rated by credit rating agencies. If they are not rated, the Fund may invest in them only if, at the time of an investment, they are Eligible Securities. The Manager will continuously monitor the borrower's financial ability to meet all of its obligations because the Fund's liquidity might be impaired if the borrower were unable to pay principal and interest on demand.


Loans of Portfolio Securities. The Fund may lend its portfolio securities to qualified borrowers (other than in repurchase transactions) to attempt to raise the Fund's income for liquidity purposes. Under applicable regulatory requirements (which are subject to change), the loan collateral must, on each business day, at least equal the market value of the loaned securities and must consist of cash, bank letters of credit or U.S. Government securities, or other cash equivalents which the Fund is permitted to purchase. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter. The Fund receives an amount equal to the dividends or interest on loaned securities and also receives one or more of (a) negotiated loan fees, (b) interest on securities used as collateral, or (c) interest on short-term debt securities purchased with such loan collateral; either type of interest may be shared with the borrower. The Fund may also pay reasonable finder's, custodian and administrative fees and will not lend its portfolio securities to any officer, trustee, employee or affiliate of the Fund or the Manager. The terms of the Fund's loans must meet applicable tests under the Internal Revenue Code and permit the Fund to reacquire loaned securities on five business days' notice or in time to vote on any important matter. After any loan, the value of the securities loaned can not exceed 25% of the value of the Fund's total assets. The Fund will not enter into any securities lending agreements having a duration of greater than one year. Any securities received as collateral for a loan must mature in 12 months or less. The Fund presently does not intend to lend its portfolio securities, but if it does, the value of securities loaned will not exceed 5% of the value of the Fund's net assets in the coming year.


Illiquid and Restricted Securities. Illiquid securities in which the Fund may invest include issues which only may be redeemed by the issuer upon more than seven days notice or at maturity, repurchase agreements maturing in more than seven days, fixed time deposits subject to withdrawal penalties which mature in more than seven days, and other securities which cannot be sold freely due to legal or contractual restrictions on resale. Contractual restrictions on the resale of illiquid securities might prevent or delay their sale by the Fund at a time when such sale would be desirable. Restricted securities that are not illiquid, in which the Fund may invest, include certain master demand notes redeemable on demand, and short-term corporate debt instruments which are not related to current transactions of the issuer and therefore are not exempt from registration as commercial paper, as described in the Prospectus.

Bank Loan Participation Agreements. The Fund may invest in bank loan participation agreements, subject to the investment limitation set forth in "The Fund and Its Investment Policies - Illiquid and Restricted Securities" in the Prospectus. These participation agreements give the Fund an undivided interest in U.S. dollar-denominated loans made by the bank selling the participation interests, in the proportion that the Fund's participation interest bears to the total principal amount of the loan. The selling bank may not have any obligation to the purchaser of the interest other than to pay to it principal and interest on the loan if and when received by the selling bank. The Manager has set certain creditworthiness standards for issuers of loan participations, and monitors their creditworthiness. Participation interests are considered investments in illiquid securities (see "Illiquid and Restricted Securities," above). Their value primarily depends upon the creditworthiness of the borrower, and its ability to pay interest and principal. Borrowers may have difficulty making payments. If a borrower fails to make scheduled interest or principal payments, the Fund could experience a reduction in its income and a decline in the net asset value of its shares. Therefore, the loan must be an obligation of a corporation whose commercial paper or corporate debt obligations the Fund may purchase. The Fund will only purchase participation interests from a bank in whose obligations the Fund may invest, and subject to the restriction described above on investments in illiquid securities. Only loans which mature in one year or less may be the subject of participation interests.


Other Investment Restrictions


The Fund's most significant investment restrictions are described in the Prospectus. The following investment restrictions are also fundamental policies and, together with the fundamental investment policies and restrictions described in the Prospectus, cannot be changed without the vote of a "majority" of the Fund's outstanding shares. Under the Investment Company Act, such a "majority" vote is defined as the vote of the holders of the lesser of:(i) 67% or more of the shares present or represented by proxy at a shareholder's meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or (ii) more than 50% of the outstanding shares. Under these additional restrictions, the Fund cannot do any of the following:

         o The Fund cannot invest in commodities or commodity contracts, or invest in interests in oil, gas, or other mineral exploration or development programs;
         o The Fund cannot invest in real estate; however, the Fund may purchase debt securities issued by companies which invest in real estate or interests therein;
         o The Fund cannot purchase securities on margin or make short sales of securities; o The Fund cannot invest in or hold securities of any issuer if those officers and directors of the Fund or its adviser who beneficially own individually more than 0.5% of the securities of such issuer together own more than 5% of the securities of such issuer;
         o  The Fund cannot underwrite securities of other companies;
         o The Fund cannot invest more than 5% of the value of its total assets in securities of companies that have operated less than three years, including the operations of predecessors; and
         o  The Fund cannot invest in securities of other investment companies.


         Unless the Prospectus or this Statement of Additional Information states that a percentage restriction applies on an ongoing basis, it applies only at the time the Fund makes an investment, and the Fund need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Fund. For purposes of the Fund's policy not to concentrate described in "Investment Restrictions" in the Prospectus, the Fund has adopted, as a matter of non-fundamental policy, the industry classifications set forth in Appendix C to this Statement of Additional Information.

Directors and Officers of the Fund

The Fund's Directors and officers and their principal business affiliations and occupations during the past five years are listed below. Sam Freedman became a Director of the Fund on June 27, 1996. All of the directors are also trustees or directors of Centennial America Fund L.P., Centennial Money Market Trust, Centennial Tax Exempt Trust, Centennial Government Trust, Centennial New York Tax Exempt Trust, Centennial California Tax Exempt Trust (the "Centennial Funds"), Oppenheimer Cash Reserves, Oppenheimer Champion Income Fund, Oppenheimer Equity Income Fund, Oppenheimer Limited-Term Government Fund, Oppenheimer Integrity Funds, Oppenheimer International Bond Fund, Oppenheimer High Yield Fund, Oppenheimer Main Street Funds, Inc.,

Oppenheimer Real Asset Fund, Oppenheimer Strategic Income Fund, Oppenheimer Strategic Income & Growth Fund, Oppenheimer Municipal Fund, Oppenheimer Total Return Fund, Inc., Oppenheimer Variable Account Funds, Panorama Series Funds, Inc., and The New York Tax - Exempt Income Fund, Inc. (together with the Centennial Funds, the "Denver Oppenheimer funds") except for Ms. Macaskill and Mr. Fossel. Ms. Macaskill and Mr. Fossel are Trustees, Directors or Managing General Partners of all the Denver-based Oppenheimer funds except Oppenheimer Integrity Funds, Oppenheimer Strategic Income Fund, Panorama Series Funds, Inc. and Oppenheimer Variable Account Funds. Also, Mr. Fossel is not a trustee of Centennial New York Tax-Exempt Trust nor a managing general partner of Centennial America Fund L.P. Ms. Macaskill is President and Mr. Swain is Chairman and CEO of the Denver Oppenheimer funds. All of the officers except Ms. Warmack, Ms. Wolf and Mr. Zimmer hold similar positions as officers of all the Denver Oppenheimer funds. As of April 7, 1997, the directors and officers of the Fund as a group owned of record or beneficially less than 1% of its outstanding shares. The foregoing statement does not reflect ownership of shares held of record by an employee benefit plan for employees of the Manager (for which plan two of the officers listed below, Ms. Macaskill and Mr. Donohue, are trustees) other than the shares beneficially owned under that plan by the officers of the Fund listed above.

ROBERT G. AVIS, Director; Age 65*
One North Jefferson Ave., St. Louis, Missouri 63103
Vice Chairman of A.G. Edwards & Sons, Inc. (a broker-dealer) and A.G. Edwards, Inc. (its parent holding company); Chairman of A.G.E. Asset Management and A.G. Edwards Trust Company (its affiliated investment adviser and trust company, respectively).

WILLIAM A. BAKER, Director; Age 82
197 Desert Lakes Drive, Palm Springs, California 92264
Management Consultant.

CHARLES  CONRAD,  JR.,  Director;  Age 67* 1501 Quail Street,  Newport Beach,
CA 92660
Chairman and CEO of Universal Space Lines, Inc. (a space services management company); formerly Vice President of McDonnell Douglas Space Systems Co. and associated with the National Aeronautics and Space Administration.

JON S. FOSSEL, Directors, Age 55*
P.O. Box 44, Mead Street, Waccabuc, New York 10597
Member of the Board of Governors of the Investment Company Institute (a national trade association of investment companies), Chairman of the Investment Company Institute Education Foundation; formerly Chairman and a director of OppenheimerFunds, Inc. ("OFI"), President and a director of Oppenheimer Acquisition Corp.("OAC"), OFI's parent holding company, and Shareholder
Services, Inc .("SSI") and Shareholder Financial Services, Inc. ("SFSI"), transfer agent subsidiaries of OFI.

SAM FREEDMAN, Director; Age 56
4975 Lakeshore Drive, Littleton, Colorado  80123

Formerly Chairman and Chief Executive Officer of OppenheimerFunds Services, Chairman, Chief Executive Officer and a director of SSI, Chairman, Chief Executive and Officer and director of SFSI, Vice President and director of OAC and a director of OFI.

RAYMOND J. KALINOWSKI, Director; Age 67
44 Portland Drive, St. Louis, Missouri 63131
Director of Wave Technologies International, Inc. (a computer products training company); formerly Vice Chairman and a director of A.G. Edwards, Inc., parent holding company of A.G. Edwards & Sons, Inc. (a broker-dealer), of which he was a Senior Vice President.

C. HOWARD KAST, Director; Age 75
2552 East Alameda, Denver, Colorado 80209
Formerly Managing Partner of Deloitte, Haskins & Sells (an accounting firm).

ROBERT M. KIRCHNER, Director; Age 75
7500 E. Arapahoe Road, Englewood, Colorado 80112
President of The Kirchner Company (management consultants).

BRIDGET A. MACASKILL, President and Director; Age 48*
President, Chief Executive Officer and a Director of OFI and HarbourView Asset Management Corporation ("HarbourView"), a subsidiary of OFI; Chairman and a director of SSI and SFSI.; President and a director of OAC and Oppenheimer Partnership Holdings, Inc., a holding company subsidiary of OFI; a director of Oppenheimer Real Asset Management, Inc.; formerly an Executive Vice President of OFI.

NED M. STEEL, Director; Age 81
3416 South Race Street, Englewood, Colorado 80110
Chartered Property and Casualty Underwriter; a director of Visiting Nurse Corporation of Colorado; formerly Senior Vice President and a Director of Van Gilder Insurance Corp. (insurance brokers).

JAMES C. SWAIN, Chairman, Chief Executive Officer and Director; Age 63* 6803 South Tucson Way, Englewood, Colorado 80112 Vice Chairman of the OFI; formerly President and a director of Centennial Asset Management Corporation (the "Manager"), and Chairman of the Board of SSI.

DOROTHY G. WARMACK, Vice President and Portfolio Manager; Age 60
Vice President of OFI and the Manager; an officer of other Oppenheimer funds.

CAROL E. WOLF, Vice President and Portfolio Manager; Age 45
Vice President of OFI and the Manager; an officer of other Oppenheimer funds.

ARTHUR J. ZIMMER, Vice President and Portfolio Manger; Age 50
Vice President of the OFI and the Manager; an officer of other Oppenheimer funds.

ANDREW J. DONOHUE, Vice President and Secretary; Age 46

Executive Vice President, General Counsel and a Director of OFI,
OppenheimerFunds Distributor, Inc. , HarbourView, SSI, SFSI, Oppenheimer
Partnership Holdings, Inc. and   MultiSource Services, Inc. (a broker-dealer);
President and a director of the Manager; President and a director of Oppenheimer Real Asset Management, Inc.; General Counsel of OAC; an officer of other Oppenheimer funds.

GEORGE C. BOWEN, Vice President, Treasurer, and Assistant Secretary; Age 60 6803 Tucson Way, Englewood, Colorado 80112 Senior Vice President and Treasurer of OFI; Vice President and Treasurer of OppenheimerFunds Distributor, Inc. and HarbourView; Senior Vice President, Treasurer, Assistant Secretary and a director of the Manager; President, Treasurer and a director of Centennial Capital Corporation; Senior Vice President, Treasurer and Secretary of SSI; Vice President, Treasurer and Secretary of SFSI; Treasurer of OAC; Treasurer of Oppenheimer Partnership Holdings, Inc.; Vice President and Treasurer of Oppenheimer Real Asset Management, Inc.; Chief Executive Officer, Treasurer and a director of MultiSource Services, Inc. (a broker-dealer); an officer of other Oppenheimer funds.

ROBERT G. ZACK, Assistant Secretary; Age 48
Senior Vice President and Associate General Counsel of OFI, Assistant Secretary of SSI and SFSI; an officer of other Oppenheimer funds.

ROBERT J. BISHOP, Assistant Treasurer; Age 38
6803 Tucson Way,  Englewood, Colorado 80112
Vice President of the OFI /Mutual Fund Accounting; an officer of other Oppenheimer funds; formerly a Fund Controller for OFI.

SCOTT T. FARRAR, Assistant Treasurer; Age 31
6803 Tucson Way,  Englewood, Colorado 80112
Vice President of OFI/Mutual Fund Accounting; an officer of other Oppenheimer funds; formerly a Fund Controller for OFI.
-----------------------
      * A director who is an "interested person" of the Fund as defined in the Investment Company Act .

Remuneration of Directors. The officers of the Fund and certain directors of the Fund (Ms. Macaskill and Mr. Swain) who are affiliated with the Manager receive no salary or fees from the Fund. Mr. Fossel did not receive any salary or fees from the Fund prior to January 1, 1997. The remaining directors of the Fund received the total amounts shown below. Mr. Freedman received no compensation from the Fund before June 27, 1996, the date he became a director. The compensation from the Fund was paid during fiscal year ended December 31, 1996. The compensation from the Denver-based Oppenheimer funds includes compensation received as a director, trustee, managing partner or member of a committee of the Board of those funds during calendar year 1996.


                                                                                          Total
                                                                                          Compensation
                                                                       Aggregate          From All
                                                                       Compensation       Denver-based
Name                              Position                             from Fund          Oppenheimer funds
Robert G. Avis                    Director                             $3,409             $58,003

William A. Baker                  Audit and Review                     $4,685             $79,715
                                  Committee, Chairman and
                                  Director

Charles Conrad, Jr.               Audit and Review                     $4,391             $74,717
                                  Committee Member and
                                  Director

Sam Freedman                      Director                             $1,734             $29,502

Raymond J. Kalinowski              Risk Oversight Committee
                                  Member, Director                     $4,359             $74,173

C. Howard Kast                    Risk Oversight Committee
                                  Member, Director                     $4,359             $74,173

Robert M. Kirchner                Audit and Review                     $4,391             $74,717
                                  Committee and
                                  Director

Ned M. Steel                      Director                             $3,409             $58,003



Major Shareholders. As of April 7, 1997, the only person known by the management of the Fund to be the record or beneficial owner of 5% or more of the outstanding shares of the Fund was A.G. Edwards & Sons, Inc. ("Edwards"), One North Jefferson Street, St. Louis, MO 63103, which was the record owner of 3,475,220,498.760 shares (approximately 98.91% of the shares outstanding).
The Fund has been informed that the shares held of record by Edwards were owned for the benefit of its brokerage clients.

The Manager and Its Affiliates

The Manager is a wholly-owned subsidiary of OppenheimerFunds, Inc. ("OFI"), which is wholly-owned by Oppenheimer Acquisition Corporation ("OAC"), a holding company controlled by Massachusetts Mutual Life Insurance Company. OAC is also owned by certain of OFI's directors and officers, some of whom may also serve as officers of the Fund, and two of whom (Ms. Macaskill and Mr. Swain) serve as Directors of the Fund.

Investment Advisory Agreement. The Manager supervises the investment operations of the Fund and the composition of its portfolio and furnishes the Fund advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities pursuant to an investment advisory agreement (the "Agreement") with the Fund, described in "Management of the Fund" in the Prospectus. During the Fund's fiscal years ended December 31, 1996, 1995 and 1994, the Fund paid the Manager management fees of $12,933,033, $12,746,352 and $11,918,801 respectively, pursuant to the Agreement. The management fees for the fiscal year ended December 31, 1996 are net of a voluntary expense assumption by the Manager which reduced the management fees for that year in an amount of $441,801. In the absence of such voluntary expense assumption, the management fees payable by the Fund would have been $13,374,834.


         The Agreement requires the Manager, at its expense, to provide the Fund with adequate office space, facilities and equipment and to provide and supervise the activities of all administrative and clerical personnel required to provide effective administration for the Fund, including the compilation and maintenance of records with respect to its operations, the preparation and filing of specified reports, and the composition of proxy materials and registration statements for continuous public sale of shares of the Fund.
Expenses not expressly assumed by the Manager under the Agreement or as Distributor of the shares of the Fund are paid by the Fund. The Agreement lists examples of expenses paid by the Fund, the major categories of which relate to interest, taxes, fees to unaffiliated directors, legal, bookkeeping and audit expenses, brokerage, custodian and transfer agent expenses, stock issuance costs, certain printing costs (excluding the cost of printing prospectuses for sales materials), registration fees, and non-recurring expenses, including litigation.


         The Agreement provides that the Manager will reimburse the Fund for annual expenses of the Fund (excluding brokerage commission, taxes, interest and extraordinary expenses such as litigation) which exceed the most stringent limits prescribed by any state in which the Fund's shares are offered for sale. Due to changes in federal securities laws, such state regulations no longer apply. During the Fund's last fiscal year, the Fund's expenses did not exceed the most stringent state regulatory limit and the voluntary undertaking was not invoked.

         Independently of the Agreement with the Fund, effective December 1, 1994, the Manager has voluntarily agreed to assume the Fund's expenses to the level needed to enable the Fund's 7-day yield (computed in accordance with procedures specified pursuant to regulations adopted under the Investment Company Act) to at least equal the 7-day yield of Centennial Money Market Trust. The Manager reserves the right to modify or terminate this voluntary undertaking at any time without prior notice to investors or shareholders. Prior to December 1, 1994, the Manager voluntarily agreed to waive a portion of the management fee otherwise payable to it by the Fund to the extent necessary to ensure that the annual management fee of the Fund did not exceed 0.35% of the Fund's average net assets.


         The Manager assumes no responsibility under the Agreement other than that which is imposed by law, and shall not be responsible for any action of the Board of Directors of the Fund in following or declining to follow any advice or recommendations of the Manager. The Manager shall not be liable for any error of judgment or mistake of law, or for any loss suffered by the Fund in connection with matters to which the Agreement relates, except a loss resulting by reason of the Manager's willful misfeasance, bad faith or gross negligence in the performance of its duties, or its reckless disregard of its obligations and duties, under the Agreement. The Agreement permits the Manager to act as investment adviser for any other person, firm or corporation.


Custodian. The Custodian's responsibilities include safeguarding and controlling the Fund's portfolio securities and handling the delivery of portfolio securities to and from the Fund. The Manager has represented to the Fund that its banking relationships between the Manager and the Custodian have been and will continue to be unrelated to and unaffected by the relationship between the Fund and the Custodian. It will be the practice of the Fund to deal with the Custodian in a manner uninfluenced by any banking relationship the Custodian may have with the Manager or its affiliates.

Transfer Agent. Shareholder Services, Inc. as the Transfer Agent, is responsible for maintaining the Fund's shareholder registry and shareholder accounting records, and for shareholder servicing and administrative functions.

Distributor. Under the General Distributor's Agreement between the Fund and the Distributor, the Distributor is the Fund's principal underwriter in the continuous public offering of the Fund's shares but is not obligated to sell a specific number of shares. Expenses normally attributable to sales (other than those paid under the Service Plan), including advertising and the cost of printing and mailing prospectuses (other than those furnished to existing shareholders), are borne by the Distributor.


Independent Auditors. The independent auditors of the Fund audit the Fund's financial statements and perform other related audit services. They also act as auditors for the Manager, OppenheimerFunds, Inc., the Manager's immediate parent, as well as for certain other funds advised by the Manager and OppenheimerFunds, Inc.

Portfolio Transactions. Portfolio decisions are based upon the recommendations and judgment of the Manager subject to the overall authority of the Board of Directors. As most purchases made by the Fund are principal transactions at net prices, the Fund incurs little or no brokerage costs. Purchases of portfolio securities from underwriters include a commission or concession paid by the issuer to the underwriter, and purchases from dealers include a spread between the bid and asked price. The Fund's policy of investing in short-term debt securities with maturities of less than one year results in high portfolio turnover. However, since brokerage commissions, if any, are small and securities are usually held to maturity, high turnover does not have an appreciable adverse effect upon the net asset value or income of the Fund.

         The Fund seeks to obtain prompt and reliable execution of orders at the most favorable net price. If brokers are used for portfolio transactions, transactions may be directed to brokers furnishing execution and research services deemed by the Manager to be useful or valuable to the performance of its investment advisory functions for the Fund. Research information may be in written form or through direct contact with individuals and includes information on particular companies and industries as well as market, economic or institutional activity areas. It serves to broaden the scope and supplement the research activities of the Manager, to make available additional views for consideration and comparisons, and to enable the Manager to obtain market information for the valuation of securities held in the Fund's portfolio. The Fund does not direct the handling of purchases or sales of portfolio securities, whether on a principal or agency basis, to brokers for selling shares of the Fund. No portfolio transactions are handled by brokers which are affiliated with the Fund or the Manager.


Performance of the Fund

Yield Information. The Fund's current yield is calculated for a seven-day period of time, determined in accordance with regulations adopted under the Investment Company Act as follows. First, a base period return is calculated for the seven-day period by determining the net change in the value of a hypothetical pre-existing account having one share at the beginning of the seven day period. The change includes dividends declared on the original share and dividends declared on any shares purchased with dividends on that share, but such dividends are adjusted to exclude any realized or unrealized capital gains or losses affecting the dividends declared. Next, the base period return is multiplied by 365/7 to obtain the current yield to the nearest hundredth of one percent. The compounded effective yield for a seven-day period is calculated by
(a) adding 1 to the base period return (obtained as described above), (b) raising the sum to a power equal to 365 divided by 7, and (c) subtracting 1 from the result. For the seven days ended December 31, 1996, the Fund's yield was 4.86% and its compounded effective yield was 4.98%.


         The yield as calculated above may vary for accounts less than approximately $100 in value due to the effect of rounding off each daily dividend to the nearest full cent. Since the calculation of yield under either procedure described above does not take into consideration any realized or unrealized gains or losses on the Fund's portfolio securities which may affect dividends, the return on dividends declared during a period may not be the same on an annualized basis as the yield for that period.

         Yield information may be useful to investors in reviewing the Fund's performance. The Fund may make comparisons between its yield and that of other investments, by citing various indices such as The Bank Rate Monitor National Index (provided by Bank Rate Monitor TM), which measures the average rate paid on bank money market accounts, NOW accounts and certificates of deposit by the 100 largest banks and thrift institutions in the top ten metropolitan areas. However, a number of factors should be considered before using yield information as a basis for comparison with other investments. An investment in the Fund is not insured. Its yield is not guaranteed and normally will fluctuate on a daily basis. The yield for any given past period is not an indication or representation by the Fund of future yields or rates of return on its shares. The Fund's yield is affected by portfolio quality, portfolio maturity, type of instruments held and operating expenses. When comparing the Fund's yield with that of other investments, investors should understand that certain other investment alternatives such as certificates of deposit, U.S. government securities, money market instruments or bank accounts may provide fixed yields or yields that may vary above a stated minimum, and also that bank accounts may be insured. Certain types of bank accounts may not pay interest when the balance falls below a specified level and may limit the number of withdrawals by check per month.


Service Plan

The Fund has adopted a service plan (the "Plan") under Rule 12b-1 of the Investment Company Act pursuant to which the Fund is permitted to reimburse the Distributor for a portion of its costs incurred in connection with personal service and maintenance of shareholder accounts as described in the Prospectus. Under the Plan, the Fund's Distributor is authorized to reimburse certain securities dealers and other financial institutions and organizations ("Recipients") in connection with the personal service and the maintenance of shareholder accounts that hold Fund shares. Payment is made monthly or quarterly
(i) at the annual rate of 0.20 of 1.0% (or such lesser amount as the disinterested Directors may determine) of the average net asset value of the Fund's shares owned beneficially or of record during the month or quarter by the Recipient or its customers, or (ii) in an amount equal to the Recipient's total cost during the month of rendering personal service (including reasonable allocations of overhead), whichever is less. No payment will be made to a Recipient for any month during which the average net asset value of Fund shares held by the Recipient and its customers was less than $3 million. Although no payments are retained by the Distributor or the Manager, Recipients which are affiliates of the Manager may receive payments. Payments by the Fund under the Plan for the fiscal year ended December 31, 1996 totaled $7,123,026 of which $5,925,646 was paid to A. G. Edwards and the balance retained by the Distributor.


         Under the Plan, a Recipient must certify monthly or quarterly that its expenses for providing such services do not exceed its administrative and sales-related costs. A Recipient is required to reimburse the Fund if the aggregate payments it receives during the year exceed its costs as so certified.

         The Plan may continue in effect for a period of more than one year from the date of its execution only so long as continuance is approved at least annually by the Board of Directors of the Fund, including a majority of the disinterested Directors, by a vote cast in person at a meeting called for the purpose of voting on that Agreement. The Plan automatically terminates if (i) the Fund terminates the Plan, or (ii) a majority of the disinterested Directors or the holders of a majority of the outstanding voting securities of the Fund vote to terminate the Agreement.

         The Plan provides that, as long as the Plan remains in effect, the selection and nomination of Directors of the Fund who are not "interested persons" of the Fund shall be committed to the discretion of the Directors then in office who are not "interested persons" of the Fund. However, others may participate in such selection and nomination provided that the final decision is approved by a majority of the incumbent Independent Directors. Finally, the Plan cannot be amended without shareholder approval as set forth above to increase materially the amount of payments to be made and all material amendments are required to be approved by the vote of the Board of Directors of the Fund, including a majority of the disinterested Directors, cast in person at a meeting called for that purpose.


ABOUT YOUR ACCOUNT

Purchase, Redemption and Pricing of Shares


Determination of Net Asset Value Per Share. The net asset value per share of the Fund's shares is determined twice each day as of 12:00 Noon and as of the close of The New York Stock Exchange

(the "Exchange") which is normally 4:00 P.M., but may be earlier on some days, each day the Exchange is open (a "regular business day"), (all references to time mean New York time) by dividing the Fund's net assets (the total value of the Fund's portfolio securities, cash and other assets less all liabilities) by the total number of shares outstanding. The Exchange's most recent annual holiday schedule states that it will close New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Exchange may also close on other days.

         The Fund will seek to maintain a net asset value of $1.00 per share for purchases and redemptions. There can be no assurance that it will do so. The Fund operates under Rule 2a-7 under which the Fund may use the amortized cost method of valuing its shares. The amortized cost method values a security initially at its cost and thereafter assumes a constant amortization of any market discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. The method does not take into account unrealized capital gains or losses.


         The Board of Directors has established procedures for the valuation of the Fund's securities, which provide that money market debt securities that had a maturity of less than 397 days when issued that have a remaining maturity of 60 days or less are valued at cost, adjusted for amortization of premiums and accretion of discounts.


Redemptions. The Fund's Board of Directors has the right, in conformity with applicable law, to cause the involuntary redemption of the shares held in any account if the aggregate net asset value of such shares is less than $500 or such lesser amount as the Board may decide. Should the Board elect to exercise this right, it will establish the terms of any notice of such redemption required to be provided to the shareholder under the Investment Company Act or Maryland law, including any provision the Board may establish to enable the shareholder to increase the amount of the investment to avoid involuntary redemption.

Expedited Redemption Procedures. Under the Expedited Redemption Procedure available to direct shareholders of the Fund, as discussed in the Prospectus, the wiring of redemption proceeds may be delayed if the Fund's Custodian bank is not open for business on a day that the Fund would normally authorize the wire to be made, which is usually the same day for redemptions prior to 12:00 Noon, and the Fund's next regular business day for redemptions between 12:00 Noon and the close of the Exchange, which is normally 4:00 P.M., but may be earlier on some days. In those circumstances, the wire will not be transmitted until the next bank business day on which the Fund is open for business and no dividends will be paid on the proceeds of redeemed shares waiting transfer by wire.


Dividends and Taxes


Tax Status of the Fund's Dividends and Distributions. The Federal tax treatment of the Fund's dividends and distributions to shareholders is explained in the Prospectus under the caption "Dividends, Distributions and Taxes." Under the Internal Revenue Code, the Fund must distribute by December 31 each year 98% of its taxable investment income earned from January 1 through December 31 of that year, and 98% of its capital gains realized from the prior November 1 through

October 31 of the current year, or else the Fund must pay an excise tax on the amounts not distributed. While it is presently anticipated that the Fund's distributions will meet those requirements, the Fund's Board and Manager might determine in a particular year that it might be in the best interest of the Fund's shareholders not to distribute income or capital gains at the mandated levels and to pay the excise tax on the undistributed amounts, which would reduce the amount available for distribution to shareholders.


Dividend Reinvestment in Another Fund. Direct shareholders of the Fund may elect to reinvest all dividends and/or distributions in Class A shares of any of the other "Eligible Funds" listed below at net asset value without sales charge. To elect this option, a shareholder must notify the Transfer Agent in writing, and either must have an existing account in the fund selected for reinvestment or must obtain a prospectus for that fund and an application from the Transfer Agent to establish an account. The investment will be made at the net asset value per share next determined on the payable date of the dividend or distribution.

Eligible Funds:


Limited Term New York Municipal Fund*
Oppenheimer Bond Fund
Oppenheimer Bond Fund for Growth
Oppenheimer California Municipal  Fund
Oppenheimer Capital Appreciation  Fund
Oppenheimer Champion  Income  Fund
Oppenheimer Developing Markets Fund
Oppenheimer Disciplined  Allocation Fund
Oppenheimer Disciplined Value Fund
Oppenheimer Discovery Fund
Oppenheimer Enterprise Fund
Oppenheimer Equity Income  Fund
Oppenheimer Florida Municipal  Fund
Oppenheimer Fund
Oppenheimer Global Emerging  Growth Fund
Oppenheimer Global Fund
Oppenheimer Global Growth & Income Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Growth Fund
Oppenheimer High Yield Fund
Oppenheimer Insured Municipal  Fund
Oppenheimer Intermediate Municipal Fund
Oppenheimer International Bond Fund
Oppenheimer International Growth  Fund
Oppenheimer LifeSpan  Balanced  Fund
Oppenheimer LifeSpan Growth Fund
Oppenheimer LifeSpan Income Fund
Oppenheimer Limited-Term Government Fund

Oppenheimer Main Street Income & Growth Fund
Oppenheimer Main Street California Municipal Fund
Oppenheimer Multiple Strategies Fund
Oppenheimer Municipal Bond Fund
Oppenheimer New Jersey  Municipal Fund
Oppenheimer New York Municipal Fund
Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Quest Global Value Fund, Inc.
Oppenheimer Quest Growth & Income Value Fund
Oppenheimer Quest Officers Value Fund
Oppenheimer Quest Opportunity Value Fund
Oppenheimer Quest Small Cap Value Fund
Oppenheimer Quest Value Fund, Inc.
Oppenheimer Real Asset Fund
Oppenheimer Strategic Income & Growth Fund
Oppenheimer Strategic Income Fund
Oppenheimer Total  Return  Fund,  Inc.
Oppenheimer U.S. Government Trust
Oppenheimer Value Stock Fund
Oppenheimer World Bond Fund
Rochester Fund Municipals
The New York Tax Exempt Income Fund, Inc.

the following  "Money Market  Funds":
Centennial America Fund L.P.
Centennial California Tax Exempt Trust
Centennial Government Trust
Centennial Money Market Trust
Centennial New  York  Tax  Exempt  Trust
Centennial Tax  Exempt  Trust
Oppenheimer Cash Reserves
Oppenheimer Money Market Fund, Inc.

There is an initial sales charge on the purchase of Class A shares of each Eligible Fund except the Money Market Funds (under certain circumstances, described in the Prospectus, redemption proceeds of Money Market Fund shares may be subject to a CDSC).

*Shares of the Fund are not exchangeable for shares of Limited Term New York Municipal Fund prior to May 1, 1997.

INDEPENDENT AUDITORS' REPORT
Daily Cash Accumulation Fund, Inc.


The Board of Directors and Shareholders of Daily Cash Accumulation Fund, Inc.:

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Daily Cash Accumulation Fund, Inc., as of December 31, 1996, the related statement of operations for the year then ended, the statements of changes in net assets for the years ended December 31, 1996 and 1995, and the financial highlights for the period January 1, 1992 to December 31, 1996. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1996 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Daily Cash Accumulation Fund, Inc., at December 31, 1996, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods, in conformity with generally accepted accounting principles.


/s/ Deloitte & Touche LLP
--------------------------------------
DELOITTE & TOUCHE LLP



Denver, Colorado
January 22, 1997

STATEMENT OF INVESTMENTS December 31, 1996 Daily Cash Accumulation Fund, Inc.


                                                          Face        Value
                                                         Amount      See Note 1
                                                       ---------    -----------

BANKERS' ACCEPTANCES-0.1%
First National Bank of Boston, 5.30%,
5/2/97 (Cost $4,910,931) .......................     $ 5,000,000     $ 4,910,931
                                                                     -----------


CERTIFICATES OF DEPOSIT-1.6%
DOMESTIC CERTIFICATES OF DEPOSIT-0.4%
LaSalle National Bank:
  5.51%, 4/4/97 ................................       8,000,000       8,000,000
  5.55%, 2/11/97 ...............................       7,000,000       7,000,000
                                                                     -----------
                                                                      15,000,000
                                                                     -----------
YANKEE CERTIFICATES OF DEPOSIT-1.2%
Societe Generale North America, Inc.:
  5.45%, 2/10/97 ...............................       8,000,000       8,000,087
  5.50%, 4/21/97 ...............................       5,000,000       5,000,000
  5.55%, 2/6/97 ................................      10,000,000      10,000,000
  5.62%, 3/25/97 ...............................       8,000,000       8,001,957
  5.92%, 9/17/97 ...............................      10,000,000      10,020,031
                                                                     -----------
                                                                      41,022,075
                                                                     -----------
Total Certificates of Deposit (Cost $56,022,075)                      56,022,075
                                                                     -----------


DIRECT BANK OBLIGATIONS-4.2%
ABN Amro Bank Canada, 5.43%, 1/10/97................  10,000,000       9,986,425
Bayerische Vereinsbank AG, 5.35%, 4/10/97...........   8,150,000       8,030,093
FCC National Bank, 5.55%, 2/14/97...................  10,000,000      10,000,000
First National Bank of Boston:
  5.44%, 1/10/97 ...................................   5,000,000       5,000,000
  5.44%, 1/13/97 ...................................   5,000,000       5,000,000
  5.47%, 2/12/97 ...................................  10,000,000      10,000,000
  5.47%, 2/21/97 ...................................  10,000,000      10,000,000
  5.47%, 4/3/97 ....................................   7,000,000       7,000,000
  5.50%, 3/14/97 ...................................  10,000,000      10,000,000
  5.50%, 3/17/97 ...................................  15,000,000      15,000,000
  5.50%, 4/4/97 ....................................   5,000,000       5,000,000
Huntington National Bank:...........................
  5.35%, 1/2/97 ....................................  10,000,000      10,000,000
  5.35%, 1/8/97 ....................................   7,000,000       7,000,000
  5.53%, 2/3/97 ....................................  15,000,000      15,001,002

STATEMENT OF INVESTMENTS December 31, 1996 (continued) Daily Cash Accumulation Fund, Inc.

                                                                      Face           Value
                                                                     Amount        See Note 1
                                                                   ---------      -----------
DIRECT BANK OBLIGATIONS-4.2% (CONTINUED)
National Westminster Bank of Canada:
  5.36%, 4/7/97 .................................               $  7,000,000     $  6,899,946
  5.40%, 2/18/97 ................................                  5,000,000        4,964,000
Societe Generale North America, Inc.:
  5.30%, 4/11/97 ................................                  5,000,000        4,926,389
  5.38%, 2/7/97 .................................                  7,000,000        6,961,294
                                                                                 ------------
Total Direct Bank Obligations (Cost $150,769,149)                                 150,769,149
                                                                                 ------------


LETTERS OF CREDIT-6.0%
Bank of America NT & SA, guaranteeing commercial paper of:

 Formosa Plastics Corp., USA-Series A, 5.34%, 3/21/97             5,000,000        4,941,408
  Hyundai Motor Finance Co., 5.37%, 4/21/97                        5,000,000        4,917,958
Bank One, Cleveland, guaranteeing commercial paper of:
  Capital One Funding Corp.-Series 1995F, 5.85%, 1/2/97(1)        10,650,000       10,650,000
  Capital One Funding Corp.-Series 1995F, 5.85%, 1/2/97(1)(2)      8,900,000        8,900,000
Barclays Bank PLC, guaranteeing commercial paper of:
  Banco Bradesco S.A.-Grand Cayman Branch:
  Series A, 5.31%, 4/28/97 ............                           11,000,000       10,810,167
  Series A, 5.35%, 4/18/97 ............                            5,000,000        4,920,493
  Series B, 5.33%, 5/20/97 ............                            5,000,000        4,897,101
Banco Real S.A., Grand Cayman Branch:
  Series A, 5.32%, 4/22/97 ............                            5,000,000        4,917,983
  Series A, 5.37%, 4/21/97 ............                           10,000,000        9,835,917
Petroleo Brasileiro, S.A.-Petrobras II:
  Series C, 5.35%, 4/1/97 .............                            5,000,000        4,933,125
  Series C, 5.38%, 4/3/97 .............                            5,000,000        4,931,256
Petroleo Brasileiro, S.A.-Petrobras:
  Series A, 5.30%, 5/5/97 .............                            5,000,000        4,908,722
  Series A, 5.31%, 5/6/97 .............                           15,000,000       14,723,438
  Series A, 5.31%, 5/7/97 .............                            5,000,000        4,907,075
  Series A, 5.37%, 4/7/97 .............                            5,000,000        4,928,400
  Series B, 5.32%, 6/3/97 .............                            5,000,000        4,886,950
  Series B, 5.40%, 4/9/97 .............                           10,000,000        9,853,000

STATEMENT OF INVESTMENTS December 31, 1996 (Continued) Daily Cash Accumulation Fund, Inc.



                                                                Face              Value
                                                               Amount           See Note 1
                                                             -----------        -----------

LETTERS OF CREDIT-6.0% (CONTINUED)
Bayerische Vereinsbank AG, guaranteeing commercial paper of:
Banco Rio de la Plata S.A.:
  Series A, 5.40%, 1/21/97 ............................      $ 5,000,000         $4,985,000
  Series A, 5.43%, 1/17/97 ............................       10,000,000          9,975,867
  Series A, 5.40%, 1/22/97 ............................        5,000,000          4,984,250
Galicia Funding Corp.:
  Series A, 5.36%, 3/3/97(3)...........................        5,000,000          4,954,589
  Series B, 5.35%, 3/3/97(3)...........................        5,000,000          4,954,674
  Series B, 5.45%, 3/4/97(3)...........................       10,000,000          9,907,000

Credit Suisse, guaranteeing commercial paper of:
  COSCO (Cayman) Co., Ltd., 5.38%, 3/14/97.............       15,000,000          14,838,600

Societe Generale, guaranteeing commercial paper of:
  Girsa Funding Corp., 5.32%, 4/3/97(3)................        9,000,000           8,877,640

  Nacional Financiera, SNC:
    Series A, 5.31%, 2/24/97...........................       20,000,000          19,840,700
    Series A, 5.44%, 1/8/97............................        5,000,000           4,994,711
    Series A, 5.44%, 1/9/97............................        5,000,000           4,993,956
    Series B, 5.33%, 3/3/97............................        5,000,000           4,954,843
                                                                                 -----------
Total Letters of Credit (Cost $217,124,823)............                          217,124,823
                                                                                 -----------


SHORT-TERM NOTES-86.7%
AUTOMOTIVE-0.8%
BMW U.S. Capital Corp.:
  5.31%, 2/24/97    ...................................        10,000,000          9,920,350
  5.32%, 2/20/97    ...................................        20,000,000         19,852,222
                                                                                 -----------
                                                                                  29,772,572
                                                                                 -----------
BANKS-0.7%
Bankers Trust Co., New York, 5.35%, 11/26/97(1)............    10,000,000          9,993,799
CoreStates Capital Corp.:
  5.36%, 6/27/97 ..........................................     5,000,000          4,868,233
  5.47%, 7/14/97(1)........................................     5,000,000          5,000,000
  5.70%, 6/27/97(1)........................................     5,000,000          5,000,000
                                                                                 -----------
                                                                                  24,862,032
                                                                                 -----------


STATEMENT OF INVESTMENTS December 31, 1996 (Continued) Daily Cash Accumulation Fund, Inc.



                                                                 Face               Value
                                                                Amount            See Note 1
                                                              ---------          -----------

BEVERAGES-3.2%
Coca-Cola Enterprises, Inc.:
5.31%, 3/19/97(3) .......................................... $12,000,000         $11,863,453
5.31%, 3/7/97(3) ...........................................  27,000,000          26,739,910
5.32%, 2/26/97(3) ..........................................  15,000,000          14,875,867
5.32%, 2/27/97(3) ..........................................  10,000,000           9,915,767
5.33%, 2/19/97(3) ..........................................  15,000,000          14,891,179
5.34%, 1/31/97(3) ..........................................  17,000,000          16,924,350
5.35%, 3/11/97(3) ..........................................   5,000,000           4,948,729
5.35%, 3/18/97(3) ..........................................   8,000,000           7,909,644
5.35%, 3/24/97(3) ..........................................   7,000,000           6,914,697
                                                                                 -----------
                                                                                 114,983,596
                                                                                 -----------
BROKER/DEALERS-12.5%
CS First Boston, Inc.:
  5.31%, 1/30/97 ............................................   7,000,000          6,970,057
  5.31%, 2/20/97 ............................................  15,000,000         14,889,375
  5.33%, 2/13/97(3) .........................................  25,000,000         24,840,661
  5.35%, 2/12/97(3) .........................................  10,000,000          9,937,642
  5.38%, 3/4/97(1)(4) .......................................  10,000,000         10,000,000
  5.58%, 1/21/97(1)(4) ......................................  10,000,000         10,000,000
Goldman Sachs Group, L.P.:
  5.31%, 3/21/97 ............................................  23,000,000         22,731,992
  5.31%, 5/5/97 .............................................  15,000,000         14,725,650
  5.38%, 3/14/97 ............................................  10,000,000          9,892,400
  5.42%, 1/17/97 ............................................  10,000,000          9,975,911
  5.43%, 1/13/97 ............................................  30,000,000         29,945,700
  5.50%, 4/4/97 .............................................  15,000,000         14,786,875
  8.25%, 1/2/97 .............................................  52,550,000         52,539,173
Merrill Lynch & Co., Inc.:
  5.31%, 2/28/97 ............................................   5,000,000          4,957,225
  5.33%, 1/2/97 .............................................  20,000,000         19,997,036
  5.33%, 1/24/97 ............................................  20,000,000         19,931,894
  5.33%, 3/10/97 ............................................  20,000,000         19,798,644
  5.35%, 1/28/97 ............................................   5,000,000          4,979,937
  5.40%, 1/31/97(1) .........................................  20,000,000         20,000,000
  5.40%, 2/10/97 ............................................  12,000,000         11,928,000
  5.42%, 1/23/97 ............................................  35,000,000         34,884,897
  5.42%, 12/19/97(1) ........................................  15,000,000         14,999,534
  5.43%, 10/24/97(1) ........................................  10,000,000          9,998,378
  5.44%, 1/21/97 ............................................  10,000,000          9,969,778

STATEMENT OF INVESTMENTS December 31, 1996 (Continued) Daily Cash Accumulation Fund, Inc.



                                                               Face               Value
                                                              Amount            See Note 1
                                                             ---------         -----------

BROKER/DEALERS-12.5% (CONTINUED)
Morgan Stanley Group, Inc.:
  5.26%, 6/27/97(1) ......................................  $36,815,000        $ 36,815,000
  5.41%, 2/3/97 ..........................................   10,000,000           9,950,408
                                                                                -----------
                                                                                449,446,167
                                                                                -----------
BUILDING MATERIALS-0.1%
Compagnie de Saint-Gobain, 5.38%, 4/23/97..................   5,000,000           4,916,311
                                                                                -----------

CHEMICALS-0.2%
Monsanto Co., 5.30%, 1/27/97(3)............................   6,900,000           6,873,588
                                                                                -----------

COMMERCIAL FINANCE-12.3% CIT Group Holdings, Inc.:
  5.31%, 1/24/97 ..........................................  15,000,000          14,949,112
  5.33%, 11/20/97(1) ......................................  15,000,000          14,989,942
  5.35%, 5/1/97(1) ........................................  10,000,000           9,996,244
  5.35%, 6/11/97(1) .......................................  10,000,000           9,994,762
  5.37%, 9/17/97(1) .......................................  20,000,000          19,989,710
  5.67%, 3/1/98(1) ........................................  38,500,000          38,500,000
Countrywide Home Loans:
  5.33%, 1/23/97 ..........................................  24,000,000          23,921,827
  5.33%, 2/19/97 ..........................................   5,000,000           4,963,726
  5.33%, 3/3/97 ...........................................   5,000,000           4,954,843
  5.34%, 1/8/97 ...........................................   9,000,000           8,990,655
  5.34%, 3/12/97 ..........................................   5,000,000           4,948,083
  5.36%, 3/5/97 ...........................................  16,000,000          15,849,920
  5.37%, 3/4/97 ...........................................  10,000,000           9,907,517
FINOVA Capital Corp.:
  5.37%, 2/18/97 ..........................................   3,000,000           2,978,520
  5.37%, 2/24/97 ..........................................  10,000,000           9,919,450
  5.37%, 2/28/97 ..........................................   7,000,000           6,939,326
  5.38%, 1/7/97 ...........................................   8,000,000           7,992,827
  5.38%, 2/20/97 ..........................................   5,000,000           4,962,639
  5.40%, 1/15/97 ..........................................   5,000,000           4,989,500
  5.40%, 2/27/97 ..........................................  32,000,000          31,727,682
  5.43%, 2/26/97 ..........................................  20,000,000          19,831,067
  5.49%, 2/5/97 ...........................................   5,000,000           4,973,312
  5.53%, 1/24/97 ..........................................   5,000,000           4,982,335
  5.68%, 1/17/97 ..........................................   3,000,000           2,992,427
  6.06%, 2/21/97(1) .......................................  15,000,000          15,000,000

STATEMENT OF INVESTMENTS December 31, 1996 (Continued) Daily Cash Accumulation Fund, Inc.



                                                                  Face             Value
                                                                 Amount          See Note 1
                                                               ---------         -----------

COMMERCIAL FINANCE-12.3% (CONTINUED) Heller Financial, Inc.:
5.41%, 3/17/97 ............................................. $20,000,000         $19,774,479
5.42%, 2/6/97 ..............................................   7,000,000           6,962,060
5.43%, 1/14/97 .............................................  15,000,000          14,970,587
5.45%, 3/20/97 .............................................   5,000,000           4,940,958
5.45%, 3/21/97 .............................................   2,000,000           1,976,081
5.46%, 10/1/97(1) ..........................................  20,000,000          19,997,008
5.46%, 10/10/97(1) .........................................  13,000,000          12,997,991
5.55%, 4/10/97 .............................................   7,000,000           6,893,162
5.55%, 4/2/97 ..............................................   9,500,000           9,366,723
5.59%, 12/18/97(1) .........................................  15,000,000          15,000,000
5.66%, 1/15/97 .............................................  10,000,000          10,000,518
5.69%, 3/28/97(1) ..........................................  20,000,000          20,001,439
                                                                                 -----------
                                                                                 442,126,432
                                                                                 -----------
COMPUTER SOFTWARE-0.3%
First Data Corp.:
  5.37%, 6/10/97 ............................................  5,000,000           4,880,667
  5.40%, 2/25/97 ............................................  5,000,000           4,958,750
                                                                                 -----------
                                                                                   9,839,417
                                                                                 -----------
CONGLOMERATES-1.0%
Mitsubishi International Corp.:
5.34%, 1/8/97 ...............................................  9,500,000           9,490,136
5.43%, 2/7/97 ............................................... 19,000,000          18,893,964
5.44%, 2/14/97 ..............................................  7,800,000           7,748,139
                                                                                  ----------
                                                                                  36,132,239
                                                                                 -----------
CONSUMER FINANCE-3.0%
American Express Corp., 5.32%, 1/3/97 ....................... 15,000,000          14,995,567
Island Finance Puerto Rico, Inc.:
5.32%, 3/11/97 .............................................. 13,700,000          13,560,306
5.34%, 3/24/97 ..............................................  5,100,000           5,037,967
5.36%, 1/15/97 ..............................................  8,000,000           7,983,324
5.39%, 3/25/97 .............................................. 16,500,000          16,294,955
5.44%, 3/20/97 .............................................. 10,000,000           9,882,133

STATEMENT OF INVESTMENTS December 31, 1996 (Continued) Daily Cash Accumulation Fund, Inc.



                                                                 Face               Value
                                                                Amount            See Note 1
                                                               ---------         -----------

CONSUMER FINANCE-3.0% (CONTINUED)
Sears Roebuck Acceptance Corp.:
  5.31%, 3/3/97 ...........................................  $25,000,000         $ 24,775,063
  5.32%, 3/31/97 ..........................................    9,000,000            8,881,630
  5.43%, 1/16/97 ..........................................    5,000,000            4,988,688
                                                                                 ------------
                                                                                  106,399,633
                                                                                 ------------
DIVERSIFIED FINANCIAL-14.5%
Associates Corp. of North America, 7.28%, 1/2/97 ..........   75,000,000           74,984,833
Ford Motor Credit Co.:
  5.32%, 1/10/97 ..........................................   15,000,000           14,980,050
  5.32%, 1/6/97 ...........................................   24,300,000           24,282,045
  5.32%, 1/8/97 ...........................................   13,600,000           13,585,932
  5.32%, 1/9/97 ...........................................   15,000,000           14,982,267
  5.40%, 1/2/97 ...........................................   75,000,000           74,985,167
  5.57%, 5/12/97(1) .......................................   15,000,000           15,001,935
General Electric Capital Corp.:
  5.31%, 1/15/97 ..........................................   15,000,000           14,969,025
  5.50%, 1/31/97 ..........................................    5,000,000            4,977,083
General Electric Capital Services, 7.12%, 1/2/97 ..........   78,000,000           77,984,573
General Motors Acceptance Corp.:
  5.35%, 1/8/97 ...........................................   21,000,000           20,978,154
  5.35%, 3/3/97 ...........................................    5,000,000            4,954,674
  5.38%, 2/18/97 ..........................................   10,000,000            9,928,267
  5.41%, 4/10/97 ..........................................    5,000,000            5,058,018
  5.41%, 4/7/97 ...........................................   27,975,000           27,569,817
  5.45%, 1/16/97 ..........................................   10,000,000            9,977,292
  5.45%, 2/12/97 ..........................................   13,000,000           12,917,342
  5.45%, 2/12/97 ..........................................   17,000,000           16,891,908
  5.45%, 2/4/97 ...........................................    8,900,000            8,854,190
  5.45%, 2/6/97 ...........................................   10,000,000            9,945,500
  5.45%, 4/21/97(1) .......................................   15,000,000           14,991,777
 5.47%, 2/14/97 ..........................................   18,500,000           18,376,317
  5.48%, 3/11/97 ..........................................    5,000,000            4,947,483
  5.48%, 3/26/97 ..........................................    5,025,000            4,960,747
Household Finance Corp., 5.30%, 2/24/97....................   15,000,000           14,880,750
Transamerica Finance Corp., 5.33%, 3/17/97 ................    5,000,000            4,944,479
                                                                                   ----------
                                                                                  520,909,625
                                                                                  -----------

STATEMENT OF INVESTMENTS December 31, 1996 (Continued) Daily Cash Accumulation Fund, Inc.



                                                               Face       Value
                                                              Amount    See Note 1
                                                           ---------   ---------
ELECTRICAL EQUIPMENT-0.4%
Xerox Corp., 5.30%, 1/10/97 ............................. $15,000,000  $14,980,125
                                                                       -----------
ELECTRONICS-2.3%
Avnet, Inc., 5.34%, 3/14/97 ..............................  5,000,000    4,946,600
Mitsubishi Electric Finance America, Inc.:
  5.32%, 2/21/97(3) ...................................... 10,000,000    9,924,633
  5.33%, 1/30/97(3) ...................................... 16,285,000   16,214,929
  5.35%, 1/15/97(3) ...................................... 10,000,000    9,979,194
  5.36%, 2/5/97(3) ....................................... 25,000,000   24,869,722
  5.37%, 1/3/97(3) ....................................... 16,734,000   16,729,008
                                                                       -----------
                                                                        82,664,086
                                                                       -----------
ENVIRONMENTAL-0.1%
WMX Technologies, Inc., 5.36%, 4/18/97(3).................. 5,000,000    4,920,344
                                                                       -----------

HEALTHCARE/DRUGS-0.1%
Sandoz Corp., 5.30%, 1/23/97(3)............................ 5,000,000    4,983,806
                                                                       -----------

HEALTHCARE/SUPPLIES & SERVICES-0.5%
American Home Products, 5.33%, 1/10/97(3)................. 10,000,000    9,986,675
Sherwood Medical Co., 5.32%, 1/24/97(3).................... 7,000,000    6,976,208
                                                                       -----------
                                                                        16,962,883
                                                                       -----------
INDUSTRIAL SERVICES-0.4%
Atlas Copco AB, 5.30%, 2/24/97(3).........................  5,000,000    4,960,250
PHH Corp., 5.79%, 3/26/97(1).............................. 10,000,000    9,998,653
                                                                       -----------
                                                                        14,958,903
                                                                       -----------
INSURANCE-6.8%
Allstate Life Insurance Co., 5.38%, 1/3/97(1)............. 10,000,000   10,000,000
General American Life Insurance Co., 5.58%, 1/3/97(1)..... 30,000,000   30,000,000
Jackson National Life:
  5.39%, 1/3/97(1) ....................................... 15,000,000   15,000,000
  5.40%, 1/3/97(1) ....................................... 30,000,000   30,000,000
Pacific Mutual Life Insurance Co., 5.57%, 1/2/97(1)(4).....50,000,000   50,000,000
Protective Life Insurance Co., 5.52%, 1/26/97(1)(4)........20,000,000   20,000,000

STATEMENT OF INVESTMENTS December 31, 1996 (Continued) Daily Cash Accumulation Fund, Inc.



                                                             Face        Value
                                                            Amount     See Note 1
                                                           ---------   -----------


INSURANCE-6.8% (CONTINUED)
TransAmerica Life Insurance & Annuity Co.:
  5.38%, 10/15/97(1) ..................................   $25,000,000 $ 25,000,000
  5.38%, 8/7/97(1)(4) .................................    25,000,000   25,000,000
  5.38%, 9/30/97(1) ...................................    20,000,000   20,000,000
TransAmerica Occidental Life, 5.38%, 9/29/97(1).........   20,000,000   20,000,000
                                                                       -----------
                                                                       245,000,000
                                                                       -----------
LEASING & FACTORING-0.9%
International Lease Finance Corp.:
  5.30%, 3/7/97 ........................................   10,000,000    9,904,306
  5.33%, 2/3/97 ........................................   13,775,000   13,707,698
  5.33%, 2/7/97 ........................................   10,000,000    9,945,219
                                                                       -----------
                                                                        33,557,223
                                                                       -----------
NONDURABLE HOUSEHOLD GOODS-0.1%
Newell Co., 5.33%, 3/7/97(3).............................   5,000,000    4,951,882
                                                                       -----------

OIL-INTEGRATED-0.3%
Repsol International Finance, 5.35%, 3/28/97.............  10,000,000    9,872,194
                                                                       -----------

SAVINGS & LOANS-0.2%
First Bank FSB, 5.58%, 8/29/97(1)........................   7,000,000    6,999,550
                                                                       -----------

SPECIAL PURPOSE FINANCIAL-23.1%
Asset Backed Capital Finance, Inc.:
  5.45%, 3/12/97(3)                                        15,000,000   14,841,042
  5.48%, 12/15/97(1)(4) .................................  15,000,000   14,994,921
Asset-Securitization Cooperative:
  5.31%, 1/29/97(3) .....................................  10,000,000    9,958,700
  5.31%, 2/18/97(3) .....................................  15,000,000   14,893,867
  5.31%, 2/26/97(3) .....................................  25,000,000   24,793,500
  5.33%, 3/11/97(3) .....................................   7,000,000    6,928,489
  5.33%, 3/17/97(3) .....................................  10,000,000    9,888,958
  5.34%, 3/18/97(3) .....................................  14,200,000   14,039,919
  5.35%, 3/19/97(3) .....................................  10,000,000    9,885,569

STATEMENT OF INVESTMENTS December 31, 1996 (Continued) Daily Cash Accumulation Fund, Inc.

                                                                            Face        Value
                                                                           Amount     See Note 1
                                                                         ---------    -----------

SPECIAL PURPOSE FINANCIAL-23.1% (CONTINUED)
Beta Finance, Inc.:
  5.32%, 5/12/97(1)(3) ............................................... $15,000,000    $15,001,041
  5.35%, 3/17/97(3) ..................................................  10,000,000      9,888,542
  5.35%, 4/17/97(3) ..................................................  15,000,000     14,763,708
Cooperative Association of Tractor Dealers, Inc., 5.50%, 2/4/97 ......   8,200,000      8,157,406
CXC, Inc.:
  5.31%, 2/25/97(3) ..................................................  15,000,000     14,878,313
  5.32%, 1/7/97(3) ...................................................  15,000,000     14,986,700
  5.32%, 3/12/97(3) ..................................................  10,000,000      9,896,556
  5.33%, 1/8/97(3) ...................................................  20,000,000     19,979,272
  5.35%, 1/16/97(3) ..................................................   5,000,000      4,988,854
  5.35%, 2/5/97(3) ...................................................  25,000,000     24,869,965
Falcon Asset Securitization Corp.:
  5.30%, 2/25/97(3) ..................................................  15,000,000     14,878,542
  5.32%, 1/13/97(3) ..................................................  21,000,000     20,962,760
  5.33%, 1/7/97(3) ...................................................  16,000,000     15,985,787
First Deposit Master Trust 1993-3:
  5.32%, 1/24/97(3) ..................................................   5,000,000      4,983,006
  5.32%, 2/24/97(3) ..................................................  12,000,000     11,904,240
  5.32%, 2/26/97(3) ..................................................   5,900,000      5,851,174
  5.32%, 2/27/97(3) ..................................................  17,000,000     16,856,803
  5.35%, 1/21/97(3) ..................................................   9,200,000      9,172,656
  5.35%, 3/20/97(3) ..................................................   5,000,000      4,942,042
  5.65%, 1/9/97(3) ...................................................   5,000,000      4,993,944
Fleet Funding Corp.:
  5.32%, 1/9/97(3) ...................................................  27,026,000     26,994,049
  5.45%, 1/17/97(3) ..................................................  25,000,000     24,939,444
New Center Asset Trust:
  5.35%, 4/1/97 ......................................................  15,000,000     14,799,375
  5.40%, 2/6/97 ......................................................  15,000,000     14,919,000
  5.43%, 1/29/97 .....................................................  25,000,000     24,894,417
  7.30%, 1/2/97 ...................................................... 100,000,000     99,979,722
RACERS Series 1996-MM-12-3, 5.59%, 12/15/97(1)(4) ....................  15,000,000     15,000,000

STATEMENT OF INVESTMENTS DECEMBER 31, 1996 (Continued) Daily Cash Accumulation Fund, Inc.



                                                                           Face         Value
                                                                          Amount      See Note 1
                                                                        ---------     -----------
SPECIAL PURPOSE FINANCIAL-23.1% (CONTINUED)
Sheffield Receivables Corp.:
  5.32%, 1/16/97 ...................................................   $ 7,450,000   $ 7,433,486
  5.32%, 1/16/97(3) ................................................    10,000,000     9,977,833
  5.32%, 1/6/97(3) .................................................    26,160,000    26,140,648
Short Term Card Account Trust 1995-1, Class A1, 5.61%,  1/15/97(1)(4) 15,000,000
15,000,000 Sigma Finance, Inc.:
  5.30%, 5/16/97(3) ................................................     5,000,000     4,900,625
  5.31%, 5/12/97(3) ................................................    10,000,000     9,806,775
  5.31%, 5/14/97(3) ................................................     6,500,000     6,372,486
  5.31%, 5/19/97(3) ................................................     5,000,000     4,898,225
  5.32%, 5/6/97(3) .................................................     5,000,000     4,907,639
  5.33%, 3/3/97(3) .................................................     5,000,000     4,954,843
  5.37%, 4/15/97(3) ................................................    15,000,000    14,767,300
  5.37%, 4/28/97(3) ................................................    21,000,000    20,634,668
  5.37%, 4/8/97(3) .................................................    14,000,000    13,797,432
  5.38%, 1/3/97(3) .................................................    10,000,000     9,997,011
  5.38%, 4/9/97(3) .................................................    24,000,000    23,649,024
  5.44%, 2/28/97(3) ................................................    10,000,000     9,912,356
  5.45%, 1/24/97(3) ................................................     5,000,000     4,982,590
  5.45%, 2/19/97(3) ................................................    15,000,000    14,888,729
SMM Trust:
  1996-B, 5.42%, 8/4/97(4) .........................................    10,000,000    10,000,000
  1996-I, 5.71%, 5/29/97(1)(4) .....................................    10,000,000    10,000,000
  1996-V, 5.98%, 3/26/97(4) ........................................    10,000,000    10,000,000
TIERS Series DCMT 1996-A, 5.64%, 10/15/97(1)(4)............ ........     5,000,000     5,000,000
                                                                                     -----------
                                                                                     831,713,953
                                                                                     -----------


TELECOMMUNICATIONS-TECHNOLOGY-2.9%
GTE Corp., 5.48%, 4/1/97 ............................................    10,000,000     9,863,000
NYNEX Corp.:
  5.32%, 2/21/97 ....................................................    8,000,000     7,939,707
  5.33%, 2/18/97 ....................................................    5,000,000     4,964,467
  5.34%, 1/27/97 ....................................................    5,000,000     4,980,717
  5.34%, 3/6/97 .....................................................   10,000,000     9,905,067
  5.34%, 3/7/97 .....................................................    7,000,000     6,932,508

STATEMENT OF INVESTMENTS December 31, 1996 (Continued) Daily Cash Accumulation Fund, Inc.



                                                                                 Face                  Value
                                                                               Amount                See Note 1
                                                                               ---------             -----------

TELECOMMUNICATIONS-TECHNOLOGY-2.9% (CONTINUED)
  5.35%, 1/10/97 ...........................................................  $20,000,000          $   19,973,250
  5.35%, 1/24/97 ...........................................................   10,000,000               9,965,819
  5.35%, 3/5/97 ............................................................    5,000,000               4,953,363
  5.42%, 1/13/97 ...........................................................   15,000,000              14,972,900
  5.42%, 1/17/97 ...........................................................    9,400,000               9,377,607
                                                                                                   --------------
                                                                                                      103,828,405
                                                                                                   --------------
Total Short-Term Notes (Cost $3,121,654,966)................................                        3,121,654,966
                                                                                                   --------------


U.S. GOVERNMENT AGENCIES-0.9%
Federal Home Loan Bank, 5.68%, 8/1/97 (Cost $33,982,579)(1) ................    34,000,000
33,982,579
                                                                                                   --------------


FOREIGN GOVERNMENT OBLIGATIONS-1.0%

Bayerische Landesbank Girozentrale, 5.07%, 7/29/97(1) ......................    15,000,000
15,000,000
Westdeutsche Landesbank Girozentrale, guaranteeing commercial paper of:

  Unibanco-Uniao de Bancos Brasileiros SA-Grand Cayman-Series A, 5.37%, 4/7/97   5,000,000
           4,928,400

  Comision Federal de Electricidad:
    Series A, 5.31%, 2/18/97 ...............................................    10,000,000              9,929,200
    Series A, 5.36%, 3/11/97 ...............................................     5,000,000              4,948,633
                                                                                                   --------------
Total Foreign Government Obligations (Cost $34,806,233)....
34,806,233
                                                                                                   --------------
Total Investments, at Value.................................................         100.5%         3,619,270,756
Liabilities in Excess of Other Assets.......................................          (0.5)         (17,781,686)
                                                                                     -----         --------------

Net Assets..................................................................         100.0%        $3,601,489,070
                                                                                     =====         ==============

STATEMENT OF INVESTMENTS December 31, 1996 (Continued) Daily Cash Accumulation Fund, Inc.




Short-term notes, direct bank obligations and letters of credit are generally traded on a discount basis; the interest rate is the discount rate received by the Fund at the time of purchase. Other securities normally bear interest at the rates shown.

1. Floating or variable rate obligation. The interest rate, which is based on specific, or an index of, market interest rates, is subject to change periodically and is the effective rate on December 31, 1996. This instrument may also have a demand feature which allows the recovery of principal at any time, or at specified intervals not exceeding one year, on up to 30 days' notice. Maturity date shown represents effective maturity based on variable rate and, if applicable, demand feature.
2. Put obligation redeemable at full face value on the date reported.
3. Restricted securities, including those issued in exempt transactions without registration under the Securities Act of 1933 (the Act), amounting to $881,361,667, or 24.47% of the Fund's net assets, have been determined to be liquid pursuant to guidelines adopted by the Board of Directors.
4. Restricted securities which are considered illiquid, by virtue of the absence of a readily available market or because of legal or contractual restrictions on resale, amount to $194,994,921, or 5.41% of the Fund's net assets. The Fund may not invest more than 10% of its net assets (determined at the time of purchase) in illiquid securities.


See accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES December 31, 1996 Daily Cash Accumulation Fund, Inc.

ASSETS:
Investments, at value-see accompanying statement .............       $3,619,270,756
Cash .........................................................            4,025,043
Receivables:
  Interest ...................................................            7,239,494
  Shares of capital stock sold ...............................              435,693
Other ........................................................               71,879
                                                                     --------------
    Total assets .............................................        3,631,042,865
                                                                     --------------

LIABILITIES:
Payables and other liabilities:
  Shares of capital stock redeemed ...........................           28,952,775
  Service plan fees ..........................................              235,143
  Dividends ..................................................                8,792
  Directors' fees ............................................                4,452
Other ........................................................              352,633
                                                                     --------------
  Total liabilities ..........................................           29,553,795

                                                                 --------------

NET ASSETS ...................................................       $3,601,489,070
                                                                     ==============

COMPOSITION OF NET ASSETS:
Par value of shares of capital stock .........................       $  360,135,211
Additional paid-in capital ...................................        3,241,216,896
Accumulated net realized gain on investment transactions .....              136,963
                                                                     --------------

NET ASSETS-applicable to 3,601,352,108 shares of capital
  stock outstanding ..........................................       $3,601,489,070
                                                                     ==============
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE
  PER SHARE ..................................................                $1.00

See accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS For the Year Ended December 31, 1996 Daily Cash Accumulation Fund, Inc.

INVESTMENT INCOME-Interest .............................................................     $ 197,327,796
                                                                                             -------------

EXPENSES:
Management fees-Note 3 .................................................................        13,374,834
Service plan fees-Note 3 ...............................................................         7,123,026
Transfer and shareholder servicing agent fees-Note 3 ...................................         2,910,657
Custodian fees and expenses ............................................................           384,166
Registration and filing fees ...........................................................           342,496
Shareholder reports ....................................................................           273,627
Legal and auditing fees ................................................................            45,581
Directors' fees and expenses ...........................................................            30,738
Insurance expenses .....................................................................            29,160
Other ..................................................................................            11,999
                                                                                             -------------
  Total expenses .......................................................................        24,526,284
  Less reimbursement of expenses by Centennial Asset Management Corporation-Note 3 .....

(441,801)
                                                                                             -------------
  Net expenses .........................................................................        24,084,483
                                                                                             -------------
NET INVESTMENT INCOME ..................................................................       173,243,313

NET REALIZED GAIN ON INVESTMENTS .......................................................             2,534
                                                                                             -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...................................
   $ 173,245,847
                                                                                             =============

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS Daily Cash Accumulation Fund, Inc.

                                                                      Year Ended December 31,
                                                                    1996                   1995
                                                              ---------------        ---------------
OPERATIONS:
Net investment income .................................       $   173,243,313        $   179,893,318
Net realized gain .....................................                 2,534                664,800
                                                              ---------------        ---------------
Net increase in net assets resulting from operations ..           173,245,847            180,558,118


DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS ...........          (173,245,601)
(180,522,108)

CAPITAL STOCK TRANSACTIONS:
Net increase in net assets resulting from capital stock
  transactions-Note 2 .................................            77,763,723            565,456,928
                                                              ---------------        ---------------

NET ASSETS:
Total increase ........................................            77,763,969            565,492,938
Beginning of period ...................................         3,523,725,101          2,958,232,163
                                                              ---------------        ---------------

End of period .........................................       $ 3,601,489,070        $ 3,523,725,101
                                                              ===============        ===============

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
Daily Cash Accumulation Fund, Inc.

                                                                    Year Ended December 31,
                                                    1996        1995        1994        1993        1992
                                                    ----        ----        ----        ----        ----
PER SHARE OPERATING DATA:
Net asset value, beginning
  of period ...................................    $1.00       $1.00       $1.00       $1.00       $1.00
Income from investment
  operations-net investment
  income and net realized gain ................      .05         .05         .04         .03         .03
Dividends and distributions to shareholders ...     (.05)       (.05)       (.04)       (.03)       (.03)
                                                   -----       -----       -----       -----       -----
Net asset value, end of period ................    $1.00       $1.00       $1.00       $1.00       $1.00
                                                   =====       =====       =====       =====       =====

TOTAL RETURN, AT
  NET ASSET VALUE(1) ..........................     4.93%       5.47%       3.77%       2.69%       3.54%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in millions) .......   $3,602      $3,524      $2,958      $3,589      $4,061
Average net assets (in millions) ..............   $3,591      $3,379      $3,378      $3,940      $4,760

RATIOS TO AVERAGE NET ASSETS:
Net investment income .........................     4.82%       5.32%       3.64%       2.67%       3.50%
Expenses, before voluntary reimbursement
  by the Manager ..............................     0.68%       0.71%       0.74%       0.74%       0.70%
Expenses, net of voluntary reimbursement
  by the Manager ..............................     0.67%        N/A        0.73%        N/A         N/A

1. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.

                                                                              19
NOTES TO FINANCIAL STATEMENTS Daily Cash Accumulation Fund, Inc.


1. SIGNIFICANT ACCOUNTING POLICIES

Daily Cash Accumulation Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to seek the maximum current income that is consistent with low capital risk and the maintenance of liquidity. The Fund seeks to achieve this objective by investing in "money market" securities meeting specified quality standards. The Fund's investment adviser is Centennial Asset Management Corporation (the Manager), a subsidiary of OppenheimerFunds, Inc. (OFI). The following is a summary of significant accounting policies consistently followed by the Fund.

Investment Valuation-Portfolio securities are valued on the basis of amortized cost, which approximates market value.

Federal Taxes-The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income or excise tax provision is required.

Distributions to Shareholders-The Fund intends to declare dividends from net investment income each day the New York Stock Exchange is open for business and pay such dividends monthly. To effect its policy of maintaining a net asset value of $1.00 per share, the Fund may withhold dividends or make distributions of net realized gains.

Other-Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses on investments are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

NOTES TO FINANCIAL STATEMENTS (Continued) Daily Cash Accumulation Fund, Inc.


2. CAPITAL STOCK
The Fund has authorized 15,000,000,000 shares of $0.10 par value capital stock. Transactions in shares of capital stock were as follows:

                                     Year Ended December 31, 1996               Year Ended December 31, 1995
                                 ------------------------------------       ------------------------------------
                                     Shares                Amount               Shares               Amount
                                 --------------       ---------------       --------------       ---------------
Sold ......................       7,263,772,507       $ 7,263,772,507        7,320,626,109       $
7,320,626,109
Dividends and distributions
reinvested ................         170,695,960           170,695,960          177,673,219           177,673,219
Redeemed ..................      (7,356,704,744)       (7,356,704,744)      (6,932,842,400)
(6,932,842,400)
                                 --------------       ---------------       --------------       ---------------
Net increase ..............          77,763,723       $    77,763,723          565,456,928       $   565,456,928
                                 ==============       ===============       ==============
===============


3. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.45% on the first $500 million of average annual net assets with a reduction of 0.025% on each $500 million thereafter, to 0.25% on net assets in excess of $4 billion. The Manager has agreed to reimburse the Fund if aggregate expenses (with specified exceptions) exceed the most stringent applicable regulatory limit on Fund expenses.

Independently of the investment advisory agreement with the Fund, effective December 1, 1994, the Manager has voluntarily agreed to assume the Fund's expenses to the level needed to enable the Fund's seven-day yield (computed in accordance with procedures specified pursuant to regulations adopted under the Investment Company Act of 1940) to at least equal the seven-day yield of Centennial Money Market Trust, a related Fund for which the Manager also serves as investment adviser.

Shareholder Services, Inc. (SSI), a subsidiary of OFI, is the transfer and shareholder servicing agent for the Fund, and for other registered investment companies. SSI's total costs of providing such services are allocated ratably to these companies.

Under an approved plan of distribution, the Fund may expend up to 0.20% of its net assets annually to reimburse certain securities dealers and other financial institutions and organizations for costs incurred in distributing Fund shares.

                                                    APPENDIX A

                                         DESCRIPTION OF SECURITIES RATINGS

Below is a description of the two highest rating categories for Short Term Debt and Long Term Debt by the "Nationally-Recognized Statistical Rating Organizations" which the Manager evaluates in purchasing securities on behalf of the Fund. The ratings descriptions are based on information supplied by the ratings organizations to subscribers.

Short Term Debt Ratings.

Moody's Investors Service, Inc. ("Moody's"): The following rating designations for commercial paper (defined by Moody's as promissory obligations not having original maturity in excess of nine months), are judged by Moody's to be investment grade, and indicate the relative repayment capacity of rated issuers:

         Prime-1:          Superior capacity for repayment.  Capacity will
normally be evidenced by the following characteristics: (a) leveling market positions in well-established industries; (b) high rates of return on funds employed; (c) conservative capitalization structures with moderate reliance on debt and ample asset protection; (d) broad margins in earning coverage of fixed financial charges and high internal cash generation; and (e) well established access to a range of financial markets and assured sources of alternate liquidity.

         Prime-2: Strong capacity for repayment. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Moody's ratings for state and municipal short-term obligations are designated "Moody's Investment Grade" ("MIG"). Short-term notes which have demand features may also be designated as "VMIG". These rating categories are as follows:

         MIG1/VMIG1:                Best  quality.   There  is  present   strong
                                    protection   by   established   cash  flows,
                                    superior  liquidity  support or demonstrated
                                    broad-based   access  to  the   market   for
                                    refinancing.

         MIG2/VMIG2:                High quality.  Margins of protection are
ample although not so
                                    large as in the preceding group.

Standard & Poor's Corporation ("S&P"): The following ratings by S&P for commercial paper (defined by S&P as debt having an original maturity of no more than 365 days) assess the likelihood of payment:

         A-1: Strong capacity for timely payment. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

         A-2:              Satisfactory capacity for timely payment.  However,
the relative degree of
                           safety is not as high as for issues designated "A-1".

S&P's ratings for Municipal Notes due in three years or less are:

         SP-1: Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

         SP-2:             Satisfactory capacity to pay principal and interest.

S&P assigns "dual ratings" to all municipal debt issues that have a demand or double feature as part of their provisions. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. With short-term demand debt, S&P's note rating symbols are used with the commercial paper symbols (for example, "SP-1+/A-1+").

Fitch Investors Service, Inc. ("Fitch"): Fitch assigns the following short-term ratings to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes:

         F-1+:             Exceptionally strong credit quality; the strongest
degree of assurance for
                           timely payment.

         F-1: Very strong credit quality; assurance of timely payment is only slightly less in degree than issues rated "F-1+".

         F-2: Good credit quality; satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned "F-1+" or "F-1" ratings.

Duff & Phelps, Inc. ("Duff & Phelps"): The following ratings are for commercial paper (defined by Duff & Phelps as obligations with maturities, when issued, of under one year), asset-backed commercial paper, and certificates of deposit (the ratings cover all obligations of the institution with maturities, when issued, of under one year, including bankers' acceptance and letters of credit):

         Duff 1+:          Highest certainty of timely payment.  Short-term
liquidity, including
                           internal operating factors and/or access to
alternative sources of funds, is
                           outstanding, and safety is just below risk-free
U.S. Treasury short-term
                           obligations.

         Duff 1:           Very high certainty of timely payment.  Liquidity
factors are excellent and
                           supported by good fundamental protection factors.
Risk factors are minor.

         Duff 1-:          High certainty of timely payment.  Liquidity
factors are strong and
                           supported by good fundamental protection factors.
Risk factors are very
                           small.

         Duff 2: Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

IBCA Limited or its affiliate IBCA Inc. ("IBCA"): Short-term ratings, including commercial paper (with maturities up to 12 months), are as follows:

         A1+:              Obligations supported by the highest capacity for
timely repayment.

         A1:               Obligations supported by a very strong capacity for
timely repayment.

         A2: Obligations supported by a strong capacity for timely repayment, although such capacity may be susceptible
                           to  adverse   changes  in  business,   economic,  or
                           financial conditions.

Thomson BankWatch, Inc. ("TBW"): The following short-term ratings apply to commercial paper, certificates of deposit, unsecured notes, and other securities having a maturity of one year or less.

         TBW-1: The highest category; indicates the degree of safety regarding timely repayment of principal and interest is very strong.

         TBW-2: The second highest rating category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

Long Term Debt Ratings. These ratings are relevant for securities purchased by the Fund with a remaining maturity of 397 days or less, or for rating issuers of short-term obligations.

Moody's:  Bonds (including municipal bonds) are rated as follows:

         Aaa:              Judged to be the best quality.  They carry the
smallest degree of investment
                           risk and are generally referred to as "gilt edge."
Interest payments are
                           protected by a large or by an exceptionally stable
margin, and principal is
                           secure.  While the various protective elements are
likely to change, such
                           changes as can be visualized are most unlikely to impair the fundamentally strong positions of such issues.

         Aa:               Judged to be of high quality by all standards.
Together with the "Aaa"
                           group they comprise what are generally known as
high-grade bonds.  They
                           are rated lower than the best bonds because margins
of protection may not
                           be as large as in "Aaa" securities or fluctuations
of protective elements may
                           be of greater amplitude or there may be other
elements present which make
                           the long-term risks appear somewhat larger than in
"Aaa" securities.

Moody's applies numerical modifiers "1", "2" and "3" in its "Aa" rating classification. The modifier "1" indicates that the security ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates that the issue ranks in the lower end of its generic rating category.

Standard & Poor's:  Bonds (including municipal bonds) are rated as follows:

         AAA:              The highest rating assigned by S&P.  Capacity to pay
interest and repay
                           principal is extremely strong.

         AA:               A strong capacity to pay interest and repay
principal and differ from
                           "AAA" rated issues only in small degree.

Fitch:

         AAA:              Considered to be investment grade and of the highest
credit quality.  The
                           obligor has an exceptionally strong ability to pay
interest and repay
                           principal, which is unlikely to be affected by
reasonably foreseeable events.

         AA: Considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA". Plus (+) and minus (-) signs are used in the "AA" category to indicate the relative position of a credit within that category.

Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+".

Duff & Phelps:

         AAA:              The highest credit quality.  The risk factors are
negligible, being only
                           slightly more than for risk-free U.S. Treasury debt.

         AA:               High credit quality.  Protection factors are strong.
Risk is modest but may
                           vary slightly from time to time because of economic
conditions.  Plus (+)
                           and minus (-) signs are used in the "AA" category to indicate the relative position of a credit within that category.

IBCA: Long-term obligations (with maturities of more than 12 months) are rated as follows:

         AAA: The lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial such that adverse changes in business, economic, or financial conditions are unlikely to increase investment risk significantly.

         AA:               A very low expectation for investment risk.
Capacity for timely repayment
                           of principal and interest is substantial.  Adverse
changes in business,
                           economic, or financial conditions may increase
investment risk albeit not
                           very significantly.

A plus (+) or minus (-) sign may be appended to a long term rating to denote relative status within a rating category.

TBW: TBW issues the following ratings for companies. These ratings assess the likelihood of receiving payment of principal and interest on a timely basis and incorporate TBW's opinion as to the vulnerability of the company to adverse developments, which may impact the market's perception of the company, thereby affecting the marketability of its securities.

         A: Possesses an exceptionally strong balance sheet and earnings record, translating into an excellent reputation and unquestioned access to its natural money markets. If weakness or vulnerability exists in any aspect of the company's business, it is entirely mitigated by the strengths of the organization.

         A/B:              The  company  is   financially   very  solid  with a
                           favorable track record and no readily apparent weakness. Its overall risk profile, while low, is not quite as favorable as for companies in the highest rating category.

                                                    APPENDIX B

                                       AUTOMATIC WITHDRAWAL PLAN PROVISIONS

         By requesting an Automatic Withdrawal Plan, the shareholder agrees to the terms and conditions applicable to such plans, as stated below and elsewhere in the Application for such Plans, and the Prospectus and this Statement of Additional Information as they may be amended from time to time by the Fund and/or the Distributor. When adopted, such amendments will automatically apply to existing Plans.

         Fund shares will be redeemed as necessary to meet withdrawal payments. Depending on the amount withdrawn, the investor's principal may be depleted. Payments made to shareholders under such plans may not be considered as a yield or income on investment. Purchases of additional shares concurrently with withdrawals are undesirable because of sales charges on purchases. Accordingly, a shareholder may not maintain an Automatic Withdrawal Plan while simultaneously making regular purchases.

         1. Shareholder Services, Inc. (the "Transfer Agent") will administer the Automatic
Withdrawal Plan (the "Plan") as agent for the person (the "Planholder") who executed the Plan authorization and application submitted to the Transfer Agent.

         2. Certificates will not be issued for shares of the Funds purchased for and held under the Plan, but the Transfer Agent will credit all such shares to the account of the Planholder on the records of the Fund. Any share certificates now held by the Planholder may be surrendered unendorsed to the Transfer Agent with the Plan application so that the shares represented by the certificate may be held under the Plan. Those shares will be carried on the Planholder's Plan Statement.

         3. Distributions of capital gains must be reinvested in shares of the Fund, which will be done at net asset value without a sales charge. Dividends may be paid in cash or reinvested.

         4. Redemptions of shares in connection with disbursement payments will be made at the net asset value per share determined on the redemption date.

         5. Checks or ACH payments will be transmitted three business days prior to the date selected for receipt of the monthly or quarterly payment (the date of receipt is approximate), according to the choice specified in writing by the Planholder.

         6. The amount and the interval of disbursement payments and the address to which checks are to be mailed may be changed at any time by the Planholder on written notification to the Transfer Agent. The Planholder should allow at least two weeks' time in mailing such notification before the requested change can be put into effect.

         7. The Planholder may, at any time, instruct the Transfer Agent by written notice (in proper form in accordance with the requirements of the then-current Prospectus of the Fund) to redeem all, or any part of, the shares held under the Plan. In such case, the Transfer Agent will redeem the number of shares requested at the net asset value per share in effect in accordance with the Fund's usual redemption procedures and will mail a check for the proceeds of such redemption to the Planholder.

         8. The Plan may, at any time, be terminated by the Planholder on written notice to the Transfer Agent, or by the Transfer Agent upon receiving directions to that effect from the Fund. the Transfer Agent will also terminate the Plan upon receipt of evidence satisfactory to it of the death or legal incapacity of the Planholder. Upon termination of the Plan by the Transfer Agent or the Fund, shares remaining unredeemed will be held in an uncertificated account in the name of the Planholder, and the account will continue as a dividend-reinvestment, uncertificated account unless and until proper instructions are received from the Planholder, his executor or guardian, or as otherwise appropriate.

         9. For purposes of using shares held under the Plan as collateral, the Planholder may request issuance of a portion of his shares in certificated form. Upon written request from the Planholder, the Transfer Agent will determine the number of shares as to which a certificate may be issued, so as not to cause the withdrawal checks to stop because of exhaustion of uncertificated shares needed to continue payments. Should such uncertificated shares become exhausted, Plan withdrawals will terminate.

         10. The Transfer Agent shall incur no liability to the Planholder for any action taken or omitted by the Transfer Agent in good faith.

         11. In the event that the Transfer Agent shall cease to act as transfer agent for the Fund, the Planholder will be deemed to have appointed any successor transfer agent to act as his agent in administering the Plan.

                                   APPENDIX C


                            Industry Classifications


                       Corporate Industry Classifications



Aerospace/Defense
Air Transportation
Auto Parts  Distribution
Automotive
Bank Holding Companies
Banks
Beverages
Broadcasting
Broker-Dealers
Building Materials
Cable  Television
Chemicals
Commercial  Finance
Computer  Hardware
Computer Software
Conglomerates
Consumer Finance
Containers
Convenience Stores
Department Stores
Diversified  Financial
Diversified  Media
Drug Stores
Drug  Wholesalers
Durable  Household  Goods
Education
Electric  Utilities
Electrical  Equipment
Electronics
Energy Services & Producers
Entertainment/Film
Environmental

Food

Gas Utilities
Gold
Health  Care/Drugs
Health  Care/Supplies  & Services
Homebuilders/Real  Estate
Hotel/Gaming
Industrial   Services
Insurance
Leasing  &  Factoring
Leisure
Manufacturing
Metals/Mining
Nondurable  Household Goods
Oil - Integrated
Paper
Publishing/Printing
Railroads
Restaurants
Savings  & Loans
Shipping
Special Purpose Financial
Specialty Retailing
Steel
Supermarkets
Telecommunications  - Technology
Telephone - Utility
Textile/Apparel
Tobacco
Toys
Trucking

Investment Advisor and Distributor
Centennial Asset Management Corporation
6803 South Tucson Way
Englewood, Colorado 80112


Transfer and Shareholder Servicing Agent
Shareholder Services, Inc.
P.O. Box 5143
Denver, Colorado 80217
1-800 525-9310

Custodian
Citibank, N.A.
399 Park Avenue
New York, New York 10043


Independent Auditors
Deloitte & Touche LLP
555 Seventeenth Street
Denver, Colorado 80202

Legal Counsel
Myer, Swanson, Adams & Wolf, P.C.
1600 Broadway
Denver, Colorado 80202

                       DAILY CASH ACCUMULATION FUND, INC.

                                    FORM N-1A

                                     PART C

                                OTHER INFORMATION


Item 24.          Financial Statements and Exhibits
--------          ---------------------------------

         (a)      Financial Statements:

                  (1)      Financial Highlights (See Part A): Filed herewith.

                  (2) Independent Auditors' Report (See Part B): Filed herewith.

                  (3) Statement of Investments (See Part B): Filed herewith.

                  (4)      Statement of Assets and Liabilities (See Part B):
                  Filed herewith.

                  (5) Statement of Operations (See Part B): Filed herewith.

                  (6)      Statements of Changes in Net Assets (See Part B):
                  Filed herewith.

                  (7) Notes to Financial Statements (See Part B): Filed herewith.

         (b)      Exhibits:

                  (1) (a) Articles of Incorporation dated 12/5/79: filed 12/11/79 (Maryland): filed with Post-Effective Amendment No. 9 to Registrant's Registration Statement, 10/30/81, and refiled with Registrant's Post-Effective Amendment No. 37, 4/17/95, pursuant to Item 102 of regulation S-T, and incorporated herein by reference.

                           (b) Articles of Amendment dated 6/24/80, 4/20/81 and 6/5/81 to Articles of Incorporation: filed with Post-Effective Amendment No. 9 to Registrant's Registration Statement, 10/30/81, and refiled with Registrant's Post-Effective Amendment No. 37, 4/17/95, pursuant to Item 102 of regulation S-T, and incorporated herein by reference.


                  (2)      By-Laws, amended through 4/18/95: Filed herewith.


                  (3)      Not applicable.


                  (4)      Specimen Common Stock Certificate: Filed herewith.


                  (5) Investment Advisory Agreement dated 10/22/90: filed with Post-Effective Amendment No. 27 to the Registrant's Registration Statement, 3/1/91, and refiled with Registrant's Post-Effective Amendment No. 37, 4/17/95, pursuant to Item 102 of regulation S-T, and incorporated herein by reference.

                  (6) (a) General Distributor's Agreement dated 10/13/92 between Registrant and Centennial Asset Management
                           Corporation: filed with Post-Effective Amendment No. 34 to Registrant's Registration Statement, 4/21/94, and incorporated herein by reference.

                           (b) Sub-Distributor's Agreement dated 5/28/93 between Centennial Asset Management Corporation and Oppenheimer Funds Distributor, Inc.: with Post-Effective Amendment No. 34 to Registrant's Registration Statement, 4/21/94, and incorporated herein by reference.

                           (c) Form of Dealer Agreement of Centennial Asset Management Corp. - Filed with Post-Effective Amendment No. 6 of the Registration Statement of Daily Cash Government Trust, 10/26/84, (Reg.
                           No. 2-46891) and incorporated herein by reference.

                           (d) Form of Oppenheimer Funds Distributor, Inc. Dealer Agreement: Filed with Post-Effective Amendment No. 14 of Oppenheimer Main Street Funds, Inc. (Reg. No. 33-17850), 9/30/94, and incorporated herein by reference.

                  (7)      Not applicable.

                  (8) (a) Custody Agreement dated 7/19/78 and Amendment to Custodian Agreement dated 7/19/78: filed with Post-Effective Amendment No. 4 to Registrant's Registration Statement and refiled with Registrant's Post-Effective Amendment No. 37, 4/17/95, pursuant to Item 102 of regulation S-T, and incorporated herein by reference.

                           (b)      Second Amendment dated 12/29/81 to Custody
                           Agreement: filed with Post-Effective Amendment No. 9 to Registrant's Registration Statement, 10/30/81, and refiled with Registrant's Post-Effective Amendment No. 37, 4/17/95, pursuant to Item 102 of regulation S-T, and incorporated herein by reference.

                  (9)      Not applicable.

                  (10) Opinion and Consent of Counsel dated 7/21/78: filed with Pre-Effective Amendment No. 6 to Registrant's Registration Statement, 7/25/78, and refiled with Registrant's Post-Effective Amendment No. 37, 4/17/95, pursuant to Item 102 of regulation S-T, and incorporated herein by reference.

                  (11)     Independent Auditor's Consent: Filed herewith.

                  (12)     Not applicable.

                  (13)     Not applicable.

                  (14)     (a)      Form of prototype Standardized and Non-
                  Standardized Profit-Sharing Plans and Money Purchase Plans for self-employed persons and corporations: filed with Post-Effective Amendment No. 3 to the Registration Statement of Oppenheimer Global Growth & Income Fund (Reg. No. 33-23799), 1/31/92, and refiled with Post-Effective Amendment No. 7 to the Registration Statement of Oppenheimer Global Growth & Income Fund (Reg. No. 33-23799), 12/1/94, pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

                           (b)      Form of Individual Retirement Account Trust
                           Agreement: filed with Post-Effective Amendment No. 21 of Oppenheimer U.S. Government Trust (Reg. No. 2-76645), 8/25/93 and incorporated herein by reference.

                           (c) Form of Tax Sheltered Retirement Plan and Custody Agreement for employees of public schools and tax-exempt organizations: filed with Post-Effective Amendment No. 47 of the Registration Statement of Oppenheimer Growth Fund (Reg. No. 2-45272), 10/21/94, and incorporated herein by reference.

                           (d) Form of Simplified Employee Pension IRA: filed with Post-Effective Amendment No. 42 to the Registration Statement of Oppenheimer Equity Income Fund (Reg. No. 2-33043), 10/28/94, and incorporated herein by reference.

                           (e)    Form of SAR-SEP Simplified Employee Pension
                           IRA: filed with Post-Effective Amendment No. 15 to the Registration Statement of Oppenheimer Mortgage Income Fund (File No. 33-6614), 1/19/95, and incorporated herein by reference.

                  (15) (a) Service Plan and Agreement dated 8/24/93 under Rule 12b-1 of the Investment Company Act of 1940:
                           Filed with Registrant's Post-Effective Amendment No. 37, 4/17/95, pursuant to Item 102 of regulation S-T, and incorporated herein by reference.

                           (b) Distribution Assistance Agreement dated 4/28/92 between Centennial Asset Management Corporation and A.G. Edwards & Sons, Inc. - Filed with Post-Effective Amendment No. 34 to Registrant's Registration Statement, 4/21/94, and incorporated herein by reference.

                  (16) Performance Data Computation Schedule: Filed herewith.

                  (17)     Financial Date Schedule: Filed herewith.


                  --- Power of Attorney: Filed herewith (Sam Freedman)and previously filed with Post Effective Amendment No.

                           38 to Registrant's Registration Statement, 4/29/96 (Bridget A. Macaskill), and with Post Effective Amendment No. 34 to the Registrant's Registration Statement, 4/21/94 (all other Trustees).

Item 25.          Persons Controlled by and Under Common Control with
--------          ----------------------------------------------------
Registrant
----------

                  None

Item 26.          Number of Holders of Securities
--------          -------------------------------


                                                     Number of Record Holders
                  Title of Class                     as of April 7, 1997
                  --------------                     ------------------------

                  Common Stock, par value $.10        319,456


Item 27.          Indemnification
--------          ----------------

         Reference is made to Registrant's Articles of Incorporation, previously filed as an exhibit to this Registration Statement, incorporated herein by reference, and to Section 2-418 of the Maryland General Corporation Law.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer of controlling person, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 28.  Business and Other Connections of Investment Adviser
--------          ----------------------------------------------------

         (a) Centennial Asset Management Corporation is the investment adviser of the Registrant; it and certain subsidiaries and affiliates act in the same capacity to other registered investment companies as described in Parts A and B hereof and listed in Item 28(b) below.

         (b) There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of Centennial Asset Management Corporation is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

Name & Current Position
with Centennial Asset                                         Other Business and Connections
Management Corporation                                        During the Past Two Years
-----------------------                                       ------------------------------
George C. Bowen, Director,                                    Treasurer of the New York-based
Senior Vice President,                                        Oppenheimer funds; Vice President,
Treasurer and Assistant                                       Secretary and Assistant Treasurer of
Secretary.                                                    the Denver-based Oppenheimer funds;
                                                              Treasurer of the Rochester-based funds,
                                                              Treasurer of Oppenheimer Acquisition
                                                              Corp. ("OAC"), Senior Vice President and
                                                              Treasurer of OppenheimerFunds, Inc.
                                                              ("OFI"), Vice President and Treasurer of
                                                              Oppenheimer Funds Distributor, Inc.
                                                              ("OFDI") and HarbourView Asset Management
                                                              Corporation ("HarbourView"), an
                                                              investment adviser subsidiary of OFI;
                                                              Vice President, Treasurer and Secretary
                                                              of Shareholder Services, Inc. ("SSI") and
                                                              Shareholder Financial Services, Inc.
                                                              ("SFSI"), transfer agent subsidiaries of
                                                              OFI; President, Treasurer and Director of
                                                              Centennial Capital Corporation; Vice
                                                              President and Treasurer of Oppenheimer
                                                              Real Asset Management, Inc.; Chief
                                                              Executive Officer, Treasurer and Director

                                       C-5




                                                              of     MultiSource
                                                              Services,    Inc.;
                                                              Treasurer       of
                                                              Oppenheimer
                                                              Partnership
                                                              Holdings,    Inc.;
                                                              formerly    Senior
                                                              Vice    President/
                                                              Comptroller    and
                                                              Secretary       of
                                                              Oppenheimer  Asset
                                                              Management
                                                              Corporation
                                                              ("OAMC"),       an
                                                              investment adviser
                                                              which     was    a
                                                              subsidiary of OFI.

Michael Carbuto, Vice                                         Vice President and/or Portfolio Manager
President                                                     of certain Oppenheimer funds.

Andrew J. Donohue, President                                  Secretary of the New York-based
and Director                                                  Oppenheimer funds; Vice President and
                                                              Secretary  of  the
                                                              Denver-based
                                                              Oppenheimer funds;
                                                              Secretary  of  the
                                                              Rochester-based
                                                              funds;   Executive
                                                              Vice    President,
                                                              Director       and
                                                              General Counsel of
                                                              the   Distributor;
                                                              Executive     Vice
                                                              President,
                                                              Director       and
                                                              General Counsel of
                                                              OFI;       General
                                                              Counsel   of  OAC;
                                                              Director,
                                                              Executive     Vice
                                                              President      and
                                                              General Counsel of
                                                              HarbourView  Asset
                                                              Management;
                                                              President      and
                                                              Director        of
                                                              Oppenheimer   Real
                                                              Asset  Management,
                                                              Inc.;    Director,
                                                              Executive     Vice
                                                              President      and
                                                              General Counsel of
                                                              Oppenheimer
                                                              Partnership
                                                              Holdings,    Inc.;
                                                              Director,
                                                              Executive     Vice
                                                              President      and
                                                              General Counsel of
                                                              MultiSource
                                                              Services,    Inc.;
                                                              Executive     Vice
                                                              President, General
                                                              Counsel        and
                                                              Director  of  SFSI
                                                              and SSI;  formerly
                                                              Senior        Vice
                                                              President      and
                                                              Associate  General
                                                              Counsel   of   the
                                                              Manager   and  the
                                                              Distributor.

Katherine P. Feld, Secretary                                  Vice President and Secretary of OFI and
                                                              OFDI; Secretary of HarbourView and
                                                              MultiSource Services, Inc.; Vice
                                                              President and Secretary of Oppenheimer
                                                              Real Asset Management, Inc.; Secretary of
                                                              Oppenheimer Partnership Holdings, Inc.;
                                                              Secretary, Vice President and Director of
                                                              Centennial Capital Corp.


                                       C-6




Gary P. Tyc, Assistant                                        Vice President, Assistant Secretary and
Treasurer and Assistant                                       Assistant Treasurer of OFI; Assistant
Secretary                                                     Treasurer of the Distributor and SFSI.


Dorothy Warmack, Vice                                         Vice President of OFI; Vice President
President                                                     and/or Portfolio Manager of certain
                                                              Oppenheimer funds.

Carol Wolf, Vice President                                    Vice President and/or Portfolio Manager of
                                                              certain Oppenheimer funds.

Arthur Zimmer, Vice                                           Vice President of OFI; Vice President
President                                                     and/or Portfolio Manager of certain
                                                              Oppenheimer funds.


         The OppenheimerFunds include the New York-based OppenheimerFunds, the Quest/Rochester OppenheimerFunds and the Denver-based OppenheimerFunds set forth below:


New York-based OppenheimerFunds
--------------------------------
Oppenheimer California  Municipal Fund
Oppenheimer Capital  Appreciation  Fund
Oppenheimer Discovery  Fund
Oppenheimer Enterprise  Fund
Oppenheimer Global Emerging Growth Fund
Oppenheimer Global Fund
Oppenheimer Global Growth & Income Fund
Oppenheimer Gold  &  Special  Minerals  Fund
Oppenheimer Growth  Fund
Oppenheimer Money  Market  Fund,  Inc.
Oppenheimer International  Growth Fund
Oppenheimer Multiple  Strategies  Fund
Oppenheimer Multi-Sector  Income Trust
Oppenheimer Multi-State  Municipal  Trust
Oppenheimer New York Municipal Trust
Oppenheimer Fund
Oppenheimer Series Fund, Inc.
Oppenheimer Municipal Bond Fund
Oppenheimer U.S. Government Trust
Oppenheimer World Bond Fund


Denver-based OppenheimerFunds
-----------------------------

Centennial America Fund, L.P.
Centennial California Tax Exempt Trust
Centennial Government  Trust
Centennial Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust
Daily Cash Accumulation Fund, Inc.
Oppenheimer Cash Reserves
Oppenheimer Champion Income Fund
Oppenheimer Equity Income Fund
Oppenheimer High  Yield Fund
Oppenheimer Integrity  Funds
Oppenheimer International Bond Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer Main Street Funds, Inc.
Oppenheimer Municipal Fund
Oppenheimer Real Asset Fund
Oppenheimer Strategic Income Fund
Oppenheimer Strategic Income & Growth Fund
Oppenheimer Total Return Fund, Inc.
Oppenheimer Variable Account Funds
Panorama Series Fund, Inc.
The New York Tax-Exempt Income Fund, Inc.

Quest/Rochester Funds
----------------------
Limited Term New York Municipal Fund
Oppenheimer Bond Fund for Growth
Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Quest for Value Funds
Oppenheimer Quest Global Value Fund, Inc.
Oppenheimer Quest Value Fund, Inc.
Rochester Fund Municipals

         The address of OppenheimerFunds, Inc., the New York-based OppenheimerFunds, Quest Funds, OppenheimerFunds Distributor, Inc., HarbourView Asset Management Corp., Oppenheimer Partnership
Holdings, Inc., and Oppenheimer Acquisition Corp. is Two World
Trade Center, New York, New York 10048-0203.

         The address of the Denver-based OppenheimerFunds, Shareholder Financial Services, Inc., Shareholder Services, Inc.,
OppenheimerFunds Services, Centennial Asset Management Corporation, Centennial Capital Corp. and Oppenheimer Real Asset Management,
Inc. is 6803 South Tucson Way, Englewood, Colorado 80112.

         The address of MultiSource Services, Inc. is 1700 Lincoln Street, Denver, Colorado 80203.

         The address of Limited Term New York Municipal Fund, Oppenheimer Bond Fund for Growth and Rochester Fund Municipals is 350 Linden Oaks, Rochester, New York 14625-2807.


Item 29.          Principal Underwriter
--------          ---------------------


         (a) Centennial Asset Management Corporation is the Distributor of Registrant's shares. It is also the Distributor for Centennial Money Market Trust, Centennial Tax Exempt Trust, Centennial Government Trust, Centennial New York Tax Exempt Trust, Centennial California Tax Exempt Trust and Centennial America Fund, L.P.


         (b) The directors and officers of the Registrant's principal underwriter are:


                                                                                                  Positions and
Name & Principal                                 Positions & Offices                               Offices with
Business Address                                 with Underwriter                                  Registrant
----------------                                 -------------------                               -------------
Robert J. Bishop+                                None                                              Assistant
                                                                                                   Secretary

George C. Bowen+                                 Director, Senior Vice                             Vice
                                                 President, Treasurer and                          President,
                                                 Assistant Secretary                               Treasurer and
                                                                                                   Secretary

Michael Carbuto*                                 Vice President                                    Vice President of
                                                                                                   Centennial
                                                                                                   California Tax-Exempt
                                                                                                   Fund, Centennial New
                                                                                                   York Tax-Exempt Fund
                                                                                                   and Centennial Tax-
                                                                                                   Exempt Trust

Andrew J. Donohue*                               President and Director                            Vice President


                                       C-9




Scott Farrar+                                    None                                              Assistant
                                                                                                   Secretary

Katherine P. Feld*                               Secretary                                         None

Gary Paul Tyc+                                   Assistant Treasurer and                           None
                                                 Assistant Secretary

Dorothy Warmack+                                 Vice President                                    Vice President of
                                                                                                   Daily Cash
                                                                                                   Accumulation Fund,
                                                                                                   Inc., Centennial
                                                                                                   Government Trust,
                                                                                                   Centennial America
                                                                                                   Fund, L.P., and
                                                                                                   Centennial Money
                                                                                                   Market Trust

Carol Wolf+                                      Vice President                                    Vice President of
                                                                                                   Daily Cash
                                                                                                   Accumulation Fund,
                                                                                                   Inc., Centennial
                                                                                                   Government Trust,
                                                                                                   Centennial America
                                                                                                   Fund, L.P., and
                                                                                                   Centennial Money
                                                                                                   Market Trust

Arthur Zimmer+                                   Vice President                                    Vice President of
                                                                                                   Daily Cash
                                                                                                   Accumulation Fund,
                                                                                                   Inc., Centennial
                                                                                                   Government Trust,
                                                                                                   Centennial America
                                                                                                   Fund, L.P., and
                                                                                                   Centennial Money
                                                                                                   Market Trust



* Two World Trade Center, New York, NY 10048-0203
+ 6803 South Tucson Way, Englewood, Colorado 80112


         (c)      Not applicable.

Item 30.          Location of Accounts and Records
--------          --------------------------------

         The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and rules promulgated thereunder are under the possession of Centennial Asset Management Corporation, whose business address is 6803 South Tucson Way, Englewood, Colorado 80112.


Item 31.          Management Services
--------          -------------------

                  Not applicable.

Item 32.          Undertakings
--------          -------------

         (a)      Not applicable.
         (b)      Not applicable.
         (c)      Not applicable.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the County of Arapahoe and State of Colorado on the 25th day of April, 1997.


                                            DAILY CASH ACCUMULATION FUND, INC.

                                            By: /s/ James C. Swain*
                                            ----------------------------------
                                            James C. Swain, Chairman

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                                         Title                                         Date
----------                                         -----                                         ----
/s/ James C. Swain*                                Chairman of the                               April 25, 1997
------------------                                 Board of Directors
James C. Swain

/s/ George C. Bowen*                               Principal Financial                           April 25, 1997
-------------------                                and Accounting
George C. Bowen                                    Officer, Treasurer
                                                   and Vice President

/s/ Bridget A. Macaskill*                          President, Principal                          April 25, 1997
------------------------                           Executive Officer
Bridget A. Macaskill                               & Director

/s/ Robert G. Avis*                                Director                                      April 25, 1997
------------------
Robert G. Avis

/s/ William A. Baker*                              Director                                      April 25, 1997
--------------------
William A. Baker


                                      C-12




/s/ Charles Conrad, Jr.*                           Director                                      April 25, 1997
-----------------------
Charles Conrad, Jr.

/s/ Jon S. Fossel*                                 Director                                      April 25, 1997
--------------------
Jon S. Fossel

/s/ Sam Freedman                                   Director                                      April 25, 1997
--------------------
Sam Freedman

/s/ Raymond J. Kalinowski*                         Director                                      April 25, 1997
-------------------------
Raymond J. Kalinowski

/s/ C. Howard Kast*                                Director                                      April 25, 1997
------------------
C. Howard Kast

/s/ Robert M. Kirchner*                            Director                                      April 25, 1997
----------------------
Robert M. Kirchner

/s/ Ned M. Steel*                                  Director                                      April 25, 1997
----------------
Ned M. Steel



*By: /s/ Robert G. Zack
         --------------------------------
         Robert G. Zack, Attorney-in-Fact

                                        DAILY CASH ACCUMULATION FUND, INC.
                                             Registration No. 2-46891


                                                   Exhibit Index




Exhibit                             Description
-------                             -----------


24(b)2                              Bylaws

24(b)4                              Specimen Stock Certificate


24(b)11                             Independent Auditor's Consent

24(b)16                             Performance Data Computation Schedule

24(b)17                             Financial Data Schedule


                                    --  Power of Attorney - Sam Freedman



                                                       C-14